UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Consumer Discretionary
Central Fund

June 30, 2009

1.851896.102

CDCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 3.7%
Auto Parts & Equipment - 3.7%
Autoliv, Inc.	37,400	$ 1,075,998
BorgWarner, Inc.	87,600	2,991,540
Federal-Mogul Corp. Class A (a)	133,998	1,266,281
Gentex Corp.	147,500	1,711,000
Johnson Controls, Inc.	434,800	9,443,856
		16,488,675
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.0%
Ford Motor Co. (a)	300	1,821
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc. (d)	117,400	1,903,054
TOTAL AUTOMOBILES		1,904,875
CONSUMER FINANCE - 0.3%
Consumer Finance - 0.3%
Capital One Financial Corp.	49,700	1,087,436
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	1,578,000	4,235,203
DIVERSIFIED CONSUMER SERVICES - 2.7%
Education Services - 2.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	45,400	3,228,848
DeVry, Inc.	60,400	3,022,416
Princeton Review, Inc. (a)	202,478	1,095,406
Strayer Education, Inc.	20,200	4,405,822
		11,752,492
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	13,100	349,770
TOTAL DIVERSIFIED CONSUMER SERVICES		12,102,262
FOOD & STAPLES RETAILING - 3.9%
Food Retail - 0.8%
Susser Holdings Corp. (a)	330,560	3,698,966
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 3.1%
Costco Wholesale Corp.	188,000	$ 8,591,600
Wal-Mart Stores, Inc.	103,000	4,989,320
		13,580,920
TOTAL FOOD & STAPLES RETAILING		17,279,886
HOTELS, RESTAURANTS & LEISURE - 20.2%
Casinos & Gaming - 3.9%
Ameristar Casinos, Inc.	106,800	2,032,404
International Game Technology	186,500	2,965,350
Las Vegas Sands Corp. unit	20,900	2,760,472
Penn National Gaming, Inc. (a)	173,100	5,038,941
WMS Industries, Inc. (a)(d)	150,600	4,745,406
Wynn Resorts Ltd. (a)	100	3,530
		17,546,103
Hotels, Resorts & Cruise Lines - 4.8%
Carnival Corp. unit	374,000	9,637,980
Marriott International, Inc. Class A	150,051	3,311,626
Starwood Hotels & Resorts Worldwide, Inc.	185,000	4,107,000
Wyndham Worldwide Corp.	364,300	4,415,316
		21,471,922
Restaurants - 11.5%
Brinker International, Inc.	138,700	2,362,061
Burger King Holdings, Inc.	268,000	4,628,360
Darden Restaurants, Inc.	209,200	6,899,416
Jack in the Box, Inc. (a)	73,800	1,656,810
McDonald's Corp.	542,658	31,197,408
P.F. Chang's China Bistro, Inc. (a)(d)	68,300	2,189,698
Sonic Corp. (a)	203,500	2,041,105
		50,974,858
TOTAL HOTELS, RESTAURANTS & LEISURE		89,992,883
HOUSEHOLD DURABLES - 2.9%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	36,600	1,305,888
Homebuilding - 1.8%
Centex Corp.	164,700	1,393,362
Lennar Corp. Class A	164,400	1,593,036
M.D.C. Holdings, Inc.	20,100	605,211
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Homebuilding - continued
NVR, Inc. (a)	1,400	$ 703,346
Pulte Homes, Inc. (d)	296,300	2,616,329
Toll Brothers, Inc. (a)	77,900	1,321,963
		8,233,247
Household Appliances - 0.8%
Whirlpool Corp.	81,900	3,485,664
TOTAL HOUSEHOLD DURABLES		13,024,799
INTERNET & CATALOG RETAIL - 2.3%
Internet Retail - 2.3%
Amazon.com, Inc. (a)	124,200	10,390,572
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	15,700	6,618,963
Tencent Holdings Ltd.	143,200	1,671,304
		8,290,267
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	128,774	3,121,482
MEDIA - 19.5%
Advertising - 1.3%
Interpublic Group of Companies, Inc. (a)	891,500	4,502,075
Lamar Advertising Co. Class A (a)(d)	75,300	1,149,831
		5,651,906
Cable & Satellite - 8.8%
Comcast Corp. Class A	1,162,250	16,841,003
Liberty Media Corp. Entertainment Series A (a)	231,800	6,200,650
The DIRECTV Group, Inc. (a)	258,500	6,387,535
Time Warner Cable, Inc.	248,252	7,862,141
Virgin Media, Inc.	185,900	1,738,165
		39,029,494
Movies & Entertainment - 8.6%
The Walt Disney Co.	1,024,700	23,906,251
Time Warner, Inc.	364,766	9,188,456
Viacom, Inc. Class B (non-vtg.) (a)	235,800	5,352,660
		38,447,367
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 0.8%
McGraw-Hill Companies, Inc.	120,900	$ 3,640,299
TOTAL MEDIA		86,769,066
MULTILINE RETAIL - 6.9%
Department Stores - 0.3%
Nordstrom, Inc. (d)	74,500	1,481,805
General Merchandise Stores - 6.6%
Target Corp.	743,881	29,360,983
TOTAL MULTILINE RETAIL		30,842,788
SPECIALTY RETAIL - 26.8%
Apparel Retail - 4.7%
Citi Trends, Inc. (a)	122,501	3,170,326
Pacific Sunwear of California, Inc. (a)	384,200	1,294,754
Ross Stores, Inc.	145,200	5,604,720
TJX Companies, Inc.	105,100	3,306,446
Urban Outfitters, Inc. (a)	262,107	5,470,173
Zumiez, Inc. (a)	245,253	1,964,477
		20,810,896
Automotive Retail - 4.5%
Advance Auto Parts, Inc.	278,600	11,559,114
AutoZone, Inc. (a)	28,400	4,291,524
Group 1 Automotive, Inc.	60,400	1,571,608
Monro Muffler Brake, Inc.	46,000	1,182,660
Penske Auto Group, Inc.	86,100	1,432,704
		20,037,610
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	150,900	5,053,641
Gamestop Corp. Class A (a)	167,900	3,695,479
		8,749,120
Home Improvement Retail - 11.7%
Home Depot, Inc.	638,400	15,085,392
Lowe's Companies, Inc.	1,683,900	32,684,498
Lumber Liquidators, Inc. (a)	287,104	4,524,759
		52,294,649
Specialty Stores - 3.9%
PetSmart, Inc.	59,837	1,284,102
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Sally Beauty Holdings, Inc. (a)	322,600	$ 2,051,736
Staples, Inc.	646,012	13,030,062
Tiffany & Co., Inc.	34,500	874,920
		17,240,820
TOTAL SPECIALTY RETAIL		119,133,095
TEXTILES, APPAREL & LUXURY GOODS - 5.6%
Apparel, Accessories & Luxury Goods - 1.7%
Coach, Inc.	222,700	5,986,176
Hanesbrands, Inc. (a)	113,600	1,705,136
VF Corp.	100	5,535
		7,696,847
Footwear - 3.9%
Deckers Outdoor Corp. (a)	9,700	681,619
Iconix Brand Group, Inc. (a)	498,005	7,659,317
NIKE, Inc. Class B	168,300	8,714,574
		17,055,510
TOTAL TEXTILES, APPAREL & LUXURY GOODS		24,752,357
TOTAL COMMON STOCKS (Cost $503,711,437)		439,415,646
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.40% (b)	3,877,112	3,877,112
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	11,807,700	11,807,700
TOTAL MONEY MARKET FUNDS (Cost $15,684,812)		15,684,812
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $42,000)	$ 42,000	$ 42,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $519,438,249)		455,142,458
NET OTHER ASSETS - (2.3)%		(10,072,330)
NET ASSETS - 100%		$ 445,070,128
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 5,623
Deutsche Bank Securities, Inc.	4,986
ING Financial Markets LLC	1,847
J.P. Morgan Securities, Inc.	25,850
Mizuho Securities USA, Inc.	1,847
Morgan Stanley & Co., Inc.	1,847
$ 42,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,556
Fidelity Securities Lending Cash Central Fund	278,657
Total	$ 323,213
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 412,758,057	$ 409,997,585	$ 2,760,472	$ -
Consumer Staples	17,279,886	17,279,886	-	-
Financials	1,087,436	1,087,436	-	-
Information Technology	8,290,267	8,290,267	-	-
Cash Equivalents	42,000	-	42,000	-
Money Market Funds	15,684,812	15,684,812	-	-
Total Investments in Securities:	$ 455,142,458	$ 452,339,986	$ 2,802,472	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $521,324,820. Net unrealized depreciation aggregated $66,182,362, of which $33,013,940 related to appreciated investment securities and $99,196,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Consumer Staples
Central Fund

June 30, 2009

1.851897.102

CSCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 29.7%
Brewers - 6.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	137,148	$ 1,237,131
Anheuser-Busch InBev NV	405,800	14,651,611
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	25,300	1,640,199
Molson Coors Brewing Co. Class B	335,420	14,198,329
		31,727,270
Distillers & Vintners - 4.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,010,788	12,816,792
Diageo PLC sponsored ADR	121,200	6,938,700
		19,755,492
Soft Drinks - 18.7%
Coca-Cola Enterprises, Inc.	461,100	7,677,315
Coca-Cola FEMSA SAB de CV sponsored ADR	58,100	2,330,972
Coca-Cola Icecek AS	210,668	1,203,075
Cott Corp. (a)	38,100	214,560
Dr Pepper Snapple Group, Inc. (a)	231,800	4,911,842
Embotelladora Andina SA sponsored ADR	139,400	2,372,588
Fomento Economico Mexicano SAB de CV sponsored ADR	36,010	1,160,962
Pepsi Bottling Group, Inc.	140,527	4,755,434
PepsiCo, Inc.	523,071	28,747,982
The Coca-Cola Co.	719,385	34,523,286
		87,898,016
TOTAL BEVERAGES		139,380,778
FOOD & STAPLES RETAILING - 19.3%
Drug Retail - 8.9%
CVS Caremark Corp.	1,172,793	37,376,913
Walgreen Co.	151,500	4,454,100
		41,831,013
Food Retail - 5.2%
Kroger Co.	449,000	9,900,450
Safeway, Inc.	707,926	14,420,453
		24,320,903
Hypermarkets & Super Centers - 5.2%
Wal-Mart Stores, Inc.	500,508	24,244,608
TOTAL FOOD & STAPLES RETAILING		90,396,524
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - 16.1%
Agricultural Products - 3.5%
Archer Daniels Midland Co.	261,729	$ 7,006,485
Bunge Ltd. (d)	73,928	4,454,162
Corn Products International, Inc.	86,600	2,320,014
SLC Agricola SA	127,800	1,184,330
Viterra, Inc. (a)	135,800	1,179,245
		16,144,236
Packaged Foods & Meats - 12.6%
Cadbury PLC sponsored ADR	100,823	3,468,311
Cermaq ASA	151,600	1,207,907
Danone	30,240	1,492,253
Danone rights (a)	5	17
General Mills, Inc.	222,953	12,489,827
Lindt & Spruengli AG (d)	50	1,104,566
Nestle SA (Reg.)	501,269	18,880,640
Perdigao SA (ON)	1,000	18,953
PureCircle Ltd. (a)	99,300	399,424
Sadia SA ADR (d)	38,600	283,324
Tyson Foods, Inc. Class A	365,215	4,605,361
Unilever NV (NY Shares)	626,200	15,141,516
		59,092,099
TOTAL FOOD PRODUCTS		75,236,335
HOUSEHOLD DURABLES - 0.2%
Housewares & Specialties - 0.2%
Newell Rubbermaid, Inc.	103,588	1,078,351
HOUSEHOLD PRODUCTS - 17.3%
Household Products - 17.3%
Colgate-Palmolive Co.	281,594	19,919,960
Energizer Holdings, Inc. (a)	52,500	2,742,600
Procter & Gamble Co.	1,143,488	58,432,236
		81,094,796
PERSONAL PRODUCTS - 3.8%
Personal Products - 3.8%
Avon Products, Inc.	550,400	14,189,312
Mead Johnson Nutrition Co. Class A	75,000	2,382,750
Natura Cosmeticos SA	90,400	1,181,609
		17,753,671
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
Johnson & Johnson	167,788	$ 9,530,358
Perrigo Co.	1,047	29,086
		9,559,444
TOBACCO - 9.6%
Tobacco - 9.6%
Altria Group, Inc.	624,250	10,231,458
British American Tobacco PLC sponsored ADR	397,700	22,191,660
Philip Morris International, Inc.	255,202	11,131,911
Souza Cruz Industria Comerico	42,000	1,203,676
		44,758,705
TOTAL COMMON STOCKS (Cost $435,064,200)		459,258,604
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.40% (b)	6,918,277	6,918,277
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	5,889,517	5,889,517
TOTAL MONEY MARKET FUNDS (Cost $12,807,794)		12,807,794
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $447,871,994)		472,066,398
NET OTHER ASSETS - (0.8)%		(3,515,107)
NET ASSETS - 100%		$ 468,551,291
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,000
Fidelity Securities Lending Cash Central Fund	112,702
Total	$ 175,702
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,078,351	$ 1,078,351	$ -	$ -
Consumer Staples	448,620,809	448,620,792	17	-
Health Care	9,559,444	9,559,444	-	-
Money Market Funds	12,807,794	12,807,794	-	-
Total Investments in Securities:	$ 472,066,398	$ 472,066,381	$ 17	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $454,043,714. Net unrealized appreciation aggregated $18,022,684, of which $46,756,827 related to appreciated investment securities and $28,734,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Equity
Central Fund

June 30, 2009

1.876939.100

EMQ-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 0.3%
Sino Gold Mining Ltd. (a)	112,751	$ 470,569
Austria - 0.3%
Erste Bank AG	17,600	474,741
Bermuda - 1.5%
Aquarius Platinum Ltd. (Australia)	166,404	651,588
China Foods Ltd.	910,000	547,181
Orient Overseas International Ltd.	125,000	533,878
Ports Design Ltd.	207,500	488,368
TOTAL BERMUDA		2,221,015
Brazil - 14.2%
America Latina Logistica SA unit	111,800	686,709
B2W Companhia Global Do Varejo	13,000	242,271
Banco ABC Brasil SA	58,000	217,069
Banco Bradesco SA (PN) sponsored ADR	135,200	1,996,904
BM&F BOVESPA SA	249,200	1,488,673
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	32,125	431,760
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	54,000	1,206,900
Cosan SA Industria e Comercio (a)	66,400	487,520
Gerdau SA	87,500	704,092
Gerdau SA (PN)	21,500	225,588
GVT Holding SA (a)	48,500	805,547
Iguatemi Empresa de Shopping Centers SA	39,100	373,322
Natura Cosmeticos SA	49,500	647,009
Net Servicos de Comunicacao SA sponsored ADR	84,500	823,030
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	102,500	3,419,400
sponsored ADR	77,600	3,180,048
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	33,200	493,684
Vale SA (PN-A) sponsored ADR	200,900	3,083,815
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	56,600	606,186
TOTAL BRAZIL		21,119,527
Canada - 1.9%
Addax Petroleum, Inc.	10,300	436,849
Eldorado Gold Corp. (a)	43,800	394,656
First Quantum Minerals Ltd.	9,800	473,949
Sherritt International Corp.	132,300	596,038
Common Stocks - continued
	Shares	Value
Canada - continued
Sino-Forest Corp. (a)	42,700	$ 455,232
Uranium One, Inc. (a)	176,700	405,631
TOTAL CANADA		2,762,355
Cayman Islands - 3.0%
China High Speed Transmission Equipment Group Co. Ltd.	338,000	673,392
China Shanshui Cement Group Ltd.	277,000	191,937
CNinsure, Inc. ADR	15,700	210,537
Eurasia Drilling Co. Ltd. GDR (Reg. S)	47,800	533,926
Hengan International Group Co. Ltd.	155,000	726,009
Integra Group Holdings unit (a)	147,900	325,380
Stella International Holdings Ltd.	337,000	543,555
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	11,000	196,460
Xinao Gas Holdings Ltd.	334,000	570,609
Yingli Green Energy Holding Co. Ltd. ADR (a)	35,200	476,960
TOTAL CAYMAN ISLANDS		4,448,765
China - 12.2%
Baidu.com, Inc. sponsored ADR (a)	1,600	481,744
China Construction Bank Corp. (H Shares)	4,240,000	3,288,094
China Gas Holdings Ltd.	3,096,000	771,014
China Merchants Bank Co. Ltd. (H Shares)	544,600	1,246,623
China Metal Recycling (Holdings) Ltd.	125,000	105,808
China Oilfield Services Ltd. (H Shares)	400,000	434,070
China Railway Construction Corp. Ltd. (H Shares)	498,000	768,536
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	1,015,000	594,601
China Yurun Food Group Ltd.	392,000	591,801
Golden Eagle Retail Group Ltd. (H Shares)	323,000	375,102
Industrial & Commercial Bank of China Ltd.	5,542,000	3,861,572
Li Ning Co. Ltd.	189,000	557,252
Maanshan Iron & Steel Co. Ltd. (H Shares)	480,000	302,249
NetEase.com, Inc. sponsored ADR (a)	9,400	330,692
Parkson Retail Group Ltd.	256,000	366,002
PICC Property & Casualty Co. Ltd. (H Shares) (a)	494,000	341,024
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	261,500	1,769,787
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	4,800	250,992
Tencent Holdings Ltd.	84,000	980,374
ZTE Corp. (H Shares)	196,840	683,234
TOTAL CHINA		18,100,571
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	47,400	71,100
Common Stocks - continued
	Shares	Value
Czech Republic - 0.7%
Ceske Energeticke Zavody AS	24,200	$ 1,090,426
Egypt - 0.2%
Telecom Egypt SAE	130,200	367,279
Georgia - 0.6%
Bank of Georgia unit (a)	152,000	910,480
Hong Kong - 6.0%
China Mobile (Hong Kong) Ltd. sponsored ADR	78,200	3,916,256
China Overseas Land & Investment Ltd.	504,000	1,170,596
China Resources Power Holdings Co. Ltd.	242,000	538,340
China Resources Power Holdings Co. Ltd. rights 7/10/09 (a)	24,200	10,305
CNOOC Ltd. sponsored ADR	13,300	1,636,299
CNPC (Hong Kong) Ltd.	770,000	635,879
Hong Kong Exchange & Clearing Ltd.	22,900	356,654
Shanghai Industrial Holdings Ltd. (H Shares)	161,000	648,163
TOTAL HONG KONG		8,912,492
Hungary - 0.3%
OTP Bank Ltd. (a)	28,800	518,103
India - 9.5%
Bank of Baroda	40,000	379,060
Bharat Heavy Electricals Ltd.	18,704	863,341
Bharti Airtel Ltd. (a)	31,981	537,247
Educomp Solutions Ltd.	5,000	396,963
Godrej Consumer Products Ltd.	150,960	522,116
Grasim Industries Ltd.	10,660	521,429
Housing Development and Infrastructure Ltd.	80,000	391,539
Housing Development Finance Corp. Ltd.	36,874	1,810,687
Indiabulls Real Estate Ltd.	90,000	368,199
Infosys Technologies Ltd. sponsored ADR	42,100	1,548,438
Jain Irrigation Systems Ltd.	38,358	506,567
JSW Steel Ltd.	53,457	688,504
Pantaloon Retail India Ltd.	85,531	579,617
Power Finance Corp. Ltd.	100,000	406,387
Punj Lloyd Ltd.	132,817	583,143
Reliance Industries Ltd.	55,857	2,366,933
Tata Power Co. Ltd.	35,674	859,426
Tata Steel Ltd.	60,000	490,869
Union Bank of India	70,000	354,911
TOTAL INDIA		14,175,376
Indonesia - 3.5%
PT Bank Central Asia Tbk	3,163,500	1,092,463
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Rakyat Indonesia Tbk	1,681,000	$ 1,037,500
PT Bumi Resources Tbk	2,950,500	537,636
PT Indocement Tunggal Prakarsa Tbk	591,500	449,093
PT International Nickel Indonesia Tbk (a)	745,500	303,093
PT Perusahaan Gas Negara Tbk Series B	3,308,000	1,020,836
PT Telkomunikasi Indonesia Tbk Series B	1,019,500	749,080
TOTAL INDONESIA		5,189,701
Ireland - 0.4%
Dragon Oil PLC (a)	99,000	592,032
Israel - 2.0%
Israel Chemicals Ltd.	65,900	652,808
Teva Pharmaceutical Industries Ltd. sponsored ADR	48,600	2,397,924
TOTAL ISRAEL		3,050,732
Italy - 0.4%
UniCredit SpA (a)	230,567	580,532
Korea (South) - 6.4%
GS Engineering & Construction Corp.	11,201	650,199
Hana Financial Group, Inc.	49,330	1,060,278
Hyundai Engineering & Construction Co. Ltd.	13,682	573,124
Hyundai Industrial Development & Construction Co.	19,602	620,443
KT&G Corp.	15,939	900,226
MegaStudy Co. Ltd.	2,455	442,932
NCsoft Corp.	1,924	276,194
NHN Corp. (a)	5,578	772,292
Samsung Electronics Co. Ltd.	5,937	2,757,064
Shinhan Financial Group Co. Ltd. (a)	13,307	335,254
Shinhan Financial Group Co. Ltd. sponsored ADR	22,900	1,164,007
TOTAL KOREA (SOUTH)		9,552,013
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A	17,000	562,360
Evraz Group SA GDR	28,500	540,075
Ternium SA sponsored ADR	17,100	295,146
TOTAL LUXEMBOURG		1,397,581
Malaysia - 0.3%
DiGi.com Bhd	60,000	378,947
Mexico - 4.3%
America Movil SAB de CV Series L sponsored ADR	78,800	3,051,136
Fomento Economico Mexicano SAB de CV sponsored ADR	29,900	963,976
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	21,800	$ 559,388
Grupo Televisa SA de CV (CPO) sponsored ADR	43,800	744,600
Telmex Internacional SAB de CV Series L ADR	39,200	495,880
Wal-Mart de Mexico SA de CV Series V	181,800	537,877
TOTAL MEXICO		6,352,857
Norway - 0.2%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	226,000	281,086
Papua New Guinea - 0.3%
Oil Search Ltd.	108,360	476,689
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	24,900	598,347
Philippines - 0.4%
Megaworld Corp.	4,170,000	84,855
Philippine Long Distance Telephone Co. sponsored ADR	9,300	462,396
TOTAL PHILIPPINES		547,251
Russia - 6.6%
Magnit OJSC GDR (Reg. S) (a)	33,200	294,816
OAO Gazprom sponsored ADR	163,400	3,313,752
OAO NOVATEK GDR	16,300	777,510
OAO Tatneft unit	26,700	654,150
OJSC MMC Norilsk Nickel sponsored ADR	94,200	857,220
OJSC Oil Company Rosneft GDR (Reg. S)	192,100	1,046,945
PIK Group GDR (Reg. S) unit (a)	34,200	42,750
Polymetal JSC GDR (Reg. S) (a)	59,000	520,970
Sberbank (Savings Bank of the Russian Federation) GDR	6,500	1,431,455
Uralkali JSC GDR (Reg. S)	28,200	454,020
Vimpel Communications sponsored ADR	35,200	414,304
TOTAL RUSSIA		9,807,892
Singapore - 0.3%
Singapore Exchange Ltd.	26,000	127,451
Straits Asia Resources Ltd.	300,000	362,469
TOTAL SINGAPORE		489,920
South Africa - 6.5%
Absa Group Ltd.	39,634	565,356
African Bank Investments Ltd.	57,000	205,264
African Rainbow Minerals Ltd.	34,500	581,152
AngloGold Ashanti Ltd. sponsored ADR	25,200	923,076
Aspen Pharmacare Holdings Ltd.	93,100	660,990
Common Stocks - continued
	Shares	Value
South Africa - continued
Bell Equipment Ltd. (a)	33,659	$ 30,553
Clicks Group Ltd.	119,000	283,168
Eqstra Holdings Ltd. (a)	67,100	54,122
FirstRand Ltd.	545,600	994,766
Lewis Group Ltd.	41,800	261,267
Mr. Price Group Ltd.	153,100	557,485
MTN Group Ltd.	198,800	3,049,994
Mvelaphanda Resources Ltd. (a)	86,421	341,919
Naspers Ltd. Class N	26,200	689,697
Shoprite Holdings Ltd.	75,200	536,342
TOTAL SOUTH AFRICA		9,735,151
Taiwan - 6.3%
Acer, Inc.	395,000	686,382
Asia Cement Corp.	662,000	705,113
Farglory Land Development Co. Ltd.	180,000	435,484
Hon Hai Precision Industry Co. Ltd. (Foxconn)	641,300	1,980,887
HTC Corp.	83,000	1,172,002
Innolux Display Corp.	386,000	471,634
MediaTek, Inc.	89,000	1,061,716
Taiwan Mobile Co. Ltd.	257,000	437,979
Taiwan Semiconductor Manufacturing Co. Ltd.	1,094,000	1,821,114
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	60,400	568,364
TOTAL TAIWAN		9,340,675
Thailand - 0.9%
Siam Commercial Bank PCL (For. Reg.)	616,500	1,325,855
Turkey - 2.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	73,000	658,490
Asya Katilim Bankasi AS	504,000	699,932
Coca-Cola Icecek AS	97,000	553,944
Enka Insaat ve Sanayi AS	193,500	605,257
Turk Hava Yollari AO	435,000	654,921
Turkiye Garanti Bankasi AS (a)	341,000	925,001
TOTAL TURKEY		4,097,545
United Arab Emirates - 0.4%
DP World Ltd.	1,468,971	530,299
United Kingdom - 2.2%
Cairn Energy PLC (a)	7,900	304,382
Hikma Pharmaceuticals PLC	78,300	604,788
Max Petroleum PLC (a)	555,400	226,145
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Randgold Resources Ltd. sponsored ADR	8,200	$ 526,194
Standard Chartered PLC (Hong Kong)	25,200	487,748
Tullow Oil PLC	27,300	421,056
Xstrata PLC	66,200	715,858
TOTAL UNITED KINGDOM		3,286,171
United States of America - 0.8%
CTC Media, Inc. (a)	40,200	475,164
Freeport-McMoRan Copper & Gold, Inc. Class B	14,100	706,551
TOTAL UNITED STATES OF AMERICA		1,181,715
TOTAL COMMON STOCKS (Cost $109,101,494)		144,435,790
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.40% (b) (Cost $3,204,183)	3,204,183	3,204,183
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $112,305,677)		147,639,973
NET OTHER ASSETS - 0.8%		1,259,851
NET ASSETS - 100%		$ 148,899,824
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,518
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 147,639,973	$ 145,824,613	$ 1,815,360	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $112,429,187. Net unrealized appreciation aggregated $35,210,786, of which $36,554,922 related to appreciated investment securities and $1,344,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Energy
Central Fund

June 30, 2009

1.851898.102

ENCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	$ 132,900
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	58,558	2,464,706
ELECTRICAL EQUIPMENT - 3.3%
Electrical Components & Equipment - 3.1%
centrotherm photovoltaics AG (a)	22,300	963,118
Energy Conversion Devices, Inc. (a)	96,754	1,369,069
Evergreen Solar, Inc. (a)(d)	233,725	507,183
First Solar, Inc. (a)(d)	30,200	4,896,024
JA Solar Holdings Co. Ltd. ADR (a)(d)	848,716	3,988,965
Q-Cells SE (a)	16,307	331,671
Sunpower Corp.:
Class A (a)(d)	21,000	559,440
Class B (a)	87,800	2,102,810
		14,718,280
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	12,217	875,692
TOTAL ELECTRICAL EQUIPMENT		15,593,972
ENERGY EQUIPMENT & SERVICES - 35.3%
Oil & Gas Drilling - 14.9%
Atwood Oceanics, Inc. (a)	265,755	6,619,957
ENSCO International, Inc.	33,100	1,154,197
Helmerich & Payne, Inc.	249,698	7,708,177
Hercules Offshore, Inc. (a)	145,393	577,210
Nabors Industries Ltd. (a)	657,084	10,237,369
Noble Corp.	567,997	17,181,909
Patterson-UTI Energy, Inc.	72,272	929,418
Pride International, Inc. (a)	269,400	6,751,164
Seadrill Ltd.	181,200	2,586,076
Songa Offshore Se (a)	93,000	302,183
Transocean Ltd. (a)	235,875	17,523,154
		71,570,814
Oil & Gas Equipment & Services - 20.4%
Baker Hughes, Inc.	5,300	193,132
Basic Energy Services, Inc. (a)	29,240	199,709
BJ Services Co.	821,106	11,191,675
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Cameron International Corp. (a)	19,300	$ 546,190
Complete Production Services, Inc. (a)	34,746	220,985
Core Laboratories NV	20,800	1,812,720
Dresser-Rand Group, Inc. (a)	34,200	892,620
Dril-Quip, Inc. (a)	100,859	3,842,728
Exterran Holdings, Inc. (a)	74,995	1,202,920
FMC Technologies, Inc. (a)	101,200	3,803,096
Fugro NV (Certificaten Van Aandelen) unit	1,650	68,323
Global Industries Ltd. (a)	311,203	1,761,409
Halliburton Co.	322,400	6,673,680
Helix Energy Solutions Group, Inc. (a)	61,500	668,505
Hornbeck Offshore Services, Inc. (a)	56,547	1,209,540
Key Energy Services, Inc. (a)	52,500	302,400
Lufkin Industries, Inc.	6,700	281,735
National Oilwell Varco, Inc. (a)	320,095	10,454,303
Newpark Resources, Inc. (a)	18,419	52,494
Oceaneering International, Inc. (a)	114,930	5,194,836
Oil States International, Inc. (a)	38,000	919,980
Schlumberger Ltd. (NY Shares)	315,478	17,070,515
Smith International, Inc.	30,964	797,323
Superior Energy Services, Inc. (a)	162,556	2,807,342
Tenaris SA sponsored ADR	96,000	2,595,840
Tidewater, Inc.	53,036	2,273,653
TSC Offshore Group Ltd. (a)	1,216,000	227,513
Weatherford International Ltd. (a)	916,226	17,921,381
Willbros Group, Inc. (a)	235,899	2,951,096
		98,137,643
TOTAL ENERGY EQUIPMENT & SERVICES		169,708,457
GAS UTILITIES - 1.1%
Gas Utilities - 1.1%
EQT Corp.	50,479	1,762,222
Questar Corp.	109,372	3,397,094
Zhongyu Gas Holdings Ltd. (a)	4,720,000	274,068
		5,433,384
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.)	56,800	905,889
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 58.5%
Coal & Consumable Fuels - 7.5%
Arch Coal, Inc.	436,115	$ 6,703,088
CONSOL Energy, Inc.	201,949	6,858,188
Foundation Coal Holdings, Inc.	307,300	8,638,203
Massey Energy Co.	544,651	10,642,481
Peabody Energy Corp.	98,961	2,984,664
PT Bumi Resources Tbk	2,434,500	443,611
		36,270,235
Integrated Oil & Gas - 18.3%
Chevron Corp.	186,700	12,368,875
ConocoPhillips	122,018	5,132,077
ENI SpA sponsored ADR (d)	171,700	8,140,297
Exxon Mobil Corp.	145,177	10,149,324
Hess Corp.	126,750	6,812,813
Marathon Oil Corp.	531,826	16,023,917
Occidental Petroleum Corp.	385,500	25,369,753
Suncor Energy, Inc.	127,800	3,886,412
		87,883,468
Oil & Gas Exploration & Production - 27.7%
Anadarko Petroleum Corp.	185,600	8,424,384
Apache Corp.	39,100	2,821,065
Berry Petroleum Co. Class A	17,129	318,428
Cabot Oil & Gas Corp.	423,900	12,988,296
Canadian Natural Resources Ltd.	83,500	4,392,885
Chesapeake Energy Corp.	474,454	9,408,423
Comstock Resources, Inc. (a)	163,353	5,398,817
Concho Resources, Inc. (a)	86,956	2,494,768
Denbury Resources, Inc. (a)	323,751	4,768,852
EOG Resources, Inc.	969	65,814
EXCO Resources, Inc. (a)	456,980	5,904,182
Forest Oil Corp. (a)	800	11,936
Newfield Exploration Co. (a)	49,226	1,608,213
Noble Energy, Inc.	69,900	4,122,003
Oil Search Ltd.	313,139	1,377,537
OPTI Canada, Inc. (a)(d)	124,800	209,234
Petrobank Energy & Resources Ltd. (a)	22,900	665,086
Petrohawk Energy Corp. (a)	721,600	16,091,680
Plains Exploration & Production Co. (a)	262,832	7,191,084
Quicksilver Resources, Inc. (a)	186,400	1,731,656
Range Resources Corp.	429,835	17,799,467
SandRidge Energy, Inc. (a)	48,268	411,243
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Southwestern Energy Co. (a)	611,600	$ 23,760,660
Talisman Energy, Inc.	4,800	68,961
Ultra Petroleum Corp. (a)	38,500	1,501,500
		133,536,174
Oil & Gas Refining & Marketing - 4.2%
Frontier Oil Corp.	471,308	6,178,848
Holly Corp.	219,202	3,941,252
Sunoco, Inc.	97,663	2,265,782
Tesoro Corp.	118,565	1,509,332
Valero Energy Corp.	369,200	6,235,788
		20,131,002
Oil & Gas Storage & Transport - 0.8%
El Paso Corp.	267,300	2,467,179
Williams Companies, Inc.	80,473	1,256,184
		3,723,363
TOTAL OIL, GAS & CONSUMABLE FUELS		281,544,242
TOTAL COMMON STOCKS (Cost $522,618,785)		475,783,550
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $310,000)	$ 310,000	356,407
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	3,259,702	$ 3,259,702
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	14,794,260	14,794,260
TOTAL MONEY MARKET FUNDS (Cost $18,053,962)		18,053,962
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $540,982,747)		494,193,919
NET OTHER ASSETS - (2.7)%		(12,906,522)
NET ASSETS - 100%		$ 481,287,397
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,503
Fidelity Securities Lending Cash Central Fund	159,833
Total	$ 221,336
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investmen Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 451,252,699	$ 451,252,699	$ -	$ -
Industrials	18,191,578	18,191,578	-	-
Materials	905,889	905,889	-	-
Utilities	5,433,384	5,433,384	-	-
Corporate Bonds	356,407	-	356,407	-
Money Market Funds	18,053,962	18,053,962	-	-
Total Investments in Securities:	$ 494,193,919	$ 493,837,512	$ 356,407	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $568,343,196. Net unrealized depreciation aggregated $74,149,277, of which $48,111,107 related to appreciated investment securities and $122,260,384 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Financials
Central Fund

June 30, 2009

1.851899.102

FNCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CAPITAL MARKETS - 27.3%
Asset Management & Custody Banks - 9.8%
Bank Sarasin & Co. Ltd. Series B (Reg.)	196,661	$ 6,118,503
BlackRock, Inc. Class A	31,900	5,595,898
EFG International	809,940	8,759,936
Franklin Resources, Inc.	59,165	4,260,472
GLG Partners, Inc.	92,600	378,734
Janus Capital Group, Inc.	196,400	2,238,960
Julius Baer Holding Ltd.	147,161	5,713,596
Legg Mason, Inc. (d)	364,267	8,880,829
T. Rowe Price Group, Inc.	150,906	6,288,253
The Blackstone Group LP	1,187,500	12,516,250
		60,751,431
Diversified Capital Markets - 5.6%
Credit Suisse Group sponsored ADR	68,300	3,123,359
Deutsche Bank AG (NY Shares)	518,600	31,634,602
		34,757,961
Investment Banking & Brokerage - 11.9%
GFI Group, Inc.	2,032,924	13,701,908
Goldman Sachs Group, Inc.	144,000	21,231,360
Lazard Ltd. Class A	129,300	3,480,756
MF Global Ltd. (a)	743,874	4,411,173
Morgan Stanley	1,068,500	30,462,935
		73,288,132
TOTAL CAPITAL MARKETS		168,797,524
COMMERCIAL BANKS - 14.9%
Diversified Banks - 7.5%
Banco Macro SA sponsored ADR (a)(d)	573,556	9,285,872
BBVA Banco Frances SA sponsored ADR (a)(d)	331,067	1,552,704
China Citic Bank Corp. Ltd. Class H	1,088,000	706,156
China Merchants Bank Co. Ltd. (H Shares)	8,576,000	19,630,994
KB Financial Group, Inc. ADR (a)	15,600	519,636
U.S. Bancorp, Delaware	276,800	4,960,256
Wells Fargo & Co.	395,200	9,587,552
		46,243,170
Regional Banks - 7.4%
Bank of Hawaii Corp.	111,319	3,988,560
Cathay General Bancorp (d)	79,900	759,849
Fifth Third Bancorp	224,100	1,591,110
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Glacier Bancorp, Inc. (d)	478,817	$ 7,072,127
Huntington Bancshares, Inc.	421,300	1,761,034
KeyCorp	3,306,078	17,323,849
PNC Financial Services Group, Inc.	125,340	4,864,445
Umpqua Holdings Corp. (d)	699,367	5,427,088
Zions Bancorp (d)	262,700	3,036,812
		45,824,874
TOTAL COMMERCIAL BANKS		92,068,044
CONSUMER FINANCE - 0.7%
Consumer Finance - 0.7%
Capital One Financial Corp.	134,900	2,951,612
Promise Co. Ltd. (d)	107,700	1,378,462
		4,330,074
DIVERSIFIED FINANCIAL SERVICES - 14.9%
Other Diversified Financial Services - 7.9%
Bank of America Corp.	1,748,087	23,074,748
Citigroup, Inc. (d)	760,030	2,257,289
JPMorgan Chase & Co.	680,600	23,215,266
		48,547,303
Specialized Finance - 7.0%
BM&F BOVESPA SA	985,600	5,887,784
CIT Group, Inc. (d)	7,144,725	15,361,159
CME Group, Inc.	52,522	16,340,119
Deutsche Boerse AG	68,600	5,319,330
JSE Ltd.	96,500	606,793
		43,515,185
TOTAL DIVERSIFIED FINANCIAL SERVICES		92,062,488
INSURANCE - 18.4%
Insurance Brokers - 0.1%
National Financial Partners Corp. (d)	88,300	646,356
Life & Health Insurance - 7.3%
Lincoln National Corp.	1,051,540	18,097,003
MetLife, Inc.	413,417	12,406,644
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Principal Financial Group, Inc.	737,300	$ 13,890,732
Protective Life Corp.	40,800	466,752
		44,861,131
Multi-Line Insurance - 5.8%
Genworth Financial, Inc. Class A (non-vtg.)	3,901,100	27,268,689
Hartford Financial Services Group, Inc.	730,580	8,671,985
		35,940,674
Property & Casualty Insurance - 3.2%
CNA Financial Corp.	411,836	6,371,103
Fidelity National Financial, Inc. Class A	177,192	2,397,408
United America Indemnity Ltd. Class A (a)	75,400	361,166
XL Capital Ltd. Class A	939,611	10,767,942
		19,897,619
Reinsurance - 2.0%
Everest Re Group Ltd.	91,027	6,514,802
Transatlantic Holdings, Inc.	10,100	437,633
Validus Holdings Ltd.	241,782	5,314,368
		12,266,803
TOTAL INSURANCE		113,612,583
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
China Finance Online Co. Ltd. ADR (a)(d)	1,150,425	11,912,651
IT SERVICES - 6.2%
Data Processing & Outsourced Services - 6.2%
CyberSource Corp. (a)	75,831	1,160,214
Euronet Worldwide, Inc. (a)	1,197,200	23,213,708
MasterCard, Inc. Class A	19,100	3,195,621
MoneyGram International, Inc. (a)	1,590,381	2,830,878
Visa, Inc.	128,500	8,000,410
		38,400,831
MEDIA - 2.0%
Publishing - 2.0%
McGraw-Hill Companies, Inc.	422,476	12,720,752
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 1.5%
Research & Consulting Services - 1.5%
First Advantage Corp. Class A (a)	621,721	$ 9,456,376
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Industrial REITs - 0.1%
ProLogis Trust	55,500	447,330
Mortgage REITs - 0.0%
Chimera Investment Corp.	60,900	212,541
Residential REITs - 0.1%
UDR, Inc.	77,209	797,569
Retail REITs - 0.1%
Developers Diversified Realty Corp.	149,882	731,424
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,188,864
REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.2%
Diversified Real Estate Activities - 0.5%
Mitsubishi Estate Co. Ltd.	170,000	2,842,892
Real Estate Development - 5.7%
Central China Real Estate Ltd.	51,884,000	17,138,678
Xinyuan Real Estate Co. Ltd. ADR (a)(d)	2,798,378	18,133,489
		35,272,167
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		38,115,059
ROAD & RAIL - 3.2%
Trucking - 3.2%
Arkansas Best Corp. (d)	336,726	8,872,730
Dollar Thrifty Automotive Group, Inc. (a)	779,389	10,872,477
		19,745,207
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	29,600	699,448
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	358,200	$ 974,304
Washington Mutual, Inc.	543,828	54,927
		1,029,231
TOTAL COMMON STOCKS (Cost $572,937,506)		605,139,132
Convertible Preferred Stocks - 0.9%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	100	29,752
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Other Diversified Financial Services - 0.9%
Citigroup, Inc. Series T, 6.50%	158,800	5,329,725
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75%	225,600	200,784
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,498,767)		5,560,261
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.40% (b)	1,390	1,390
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	17,526,030	17,526,030
TOTAL MONEY MARKET FUNDS (Cost $17,527,420)		17,527,420
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $595,963,693)		628,226,813
NET OTHER ASSETS - (1.5)%		(9,292,503)
NET ASSETS - 100%		$ 618,934,310
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,041
Fidelity Securities Lending Cash Central Fund	3,874,157
Total	$ 4,022,198

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,420,200	$ 13,420,200	$ -	$ -
Financials	517,764,128	512,203,867	5,560,261	-
Industrials	29,201,583	29,201,583	-	-
Information Technology	50,313,482	50,313,482	-	-
Money Market Funds	17,527,420	17,527,420	-	-
Total Investments in Securities:	$ 628,226,813	$ 622,666,552	$ 5,560,261	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $672,980,004. Net unrealized depreciation aggregated $44,753,191, of which $88,630,539 related to appreciated investment securities and $133,383,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Floating Rate
Central Fund

June 30, 2009

1.816012.105

FR1-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 89.1%
	Principal Amount	Value

Aerospace - 0.7%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.31% 5/11/14 (c)	$ 1,102,835	$ 981,523
Tranche 2LN, term loan 5.31% 5/11/15 pay-in-kind (c)	860,000	490,200
Sequa Corp. term loan 4.057% 12/3/14 (c)	7,657,472	5,781,392
TransDigm, Inc. term loan 2.4303% 6/23/13 (c)	9,760,000	9,247,600
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.56% 9/29/13 (c)	1,556,000	1,353,720
Tranche 2LN, term loan 6.06% 3/28/14 (c)	570,000	387,600
		18,242,035
Air Transportation - 1.8%
American Airlines, Inc. Tranche B, term loan 6.5% 12/17/10 (c)	7,000,000	6,457,500
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.3289% 6/29/09 (c)	9,860,978	8,529,746
Tranche 2LN, term loan 3.5675% 4/30/14 (c)	13,717,228	9,464,888
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (c)	18,326,328	17,318,380
US Airways Group, Inc. term loan 2.8113% 3/23/14 (c)	15,955,000	8,057,275
		49,827,789
Automotive - 4.7%
AM General LLC:
term loan 6.0575% 4/17/12 (c)	25,925,744	19,703,565
Credit-Linked Deposit 3.3113% 9/30/12 (c)	444,716	409,138
Tranche B, term loan 3.4454% 9/30/13 (c)	9,973,067	9,175,222
Federal-Mogul Corp.:
Tranche B, term loan 2.2478% 12/27/14 (c)	35,174,697	23,039,427
Tranche C, term loan 2.2489% 12/27/15 (c)	17,946,274	11,754,810
Ford Motor Co. term loan 3.5944% 12/15/13 (c)	18,840,000	13,800,300
Navistar International Corp.:
term loan 3.56% 1/19/12 (c)	26,902,333	23,203,263
Credit-Linked Deposit 3.5773% 1/19/12 (c)	9,782,667	8,437,550
Oshkosh Co. Tranche B, term loan 6.6227% 12/6/13 (c)	4,889,272	4,473,684
Rexnord Corp. Tranche B, term loan 3.3092% 7/19/13 (c)	4,740,820	3,982,289
Visteon Corp. term loan 4.426% 6/13/13 (a)(c)	20,445,000	8,382,450
		126,361,698
Floating Rate Loans (d) - continued
	Principal Amount	Value
Broadcasting - 2.5%
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (c)	$ 5,005,827	$ 3,554,137
Nexstar Broadcasting, Inc. Tranche B, term loan 2.5623% 10/1/12 (c)	5,375,336	3,923,996
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (c)	43,645,000	32,406,413
VNU, Inc. term loan 2.3213% 8/9/13 (c)	30,859,380	27,464,848
		67,349,394
Cable TV - 5.5%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (c)	74,964,968	66,343,997
CSC Holdings, Inc. Tranche B, term loan 2.0694% 3/31/13 (c)	38,398,965	35,999,029
Discovery Communications, Inc. term loan 2.5975% 5/14/14 (c)	14,731,577	13,847,683
Liberty Cablevision of Puerto Rico LTC term loan 2.3194% 6/15/14 (c)	2,009,000	1,406,300
San Juan Cable, Inc. Tranche 1, term loan 2.07% 10/31/12 (c)	5,353,529	4,791,409
UPC Broadband Holding BV:
Tranche N1, term loan 2.065% 12/31/14 (c)	25,199,627	23,026,160
Tranche T, term loan 3.815% 12/31/16 (c)	2,429,363	2,301,821
		147,716,399
Capital Goods - 1.7%
Amsted Industries, Inc.:
term loan 3.0599% 4/5/13 (c)	3,519,192	3,220,061
Tranche DD, term loan 2.7806% 4/5/13 (c)	2,277,636	2,084,037
Baker Tanks, Inc. Tranche C, term loan 2.5651% 5/8/14 (c)	1,450,400	928,256
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (c)	226,667	210,800
Dresser, Inc.:
Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (c)	18,963,460	13,464,057
Tranche B 1LN, term loan 3.1044% 5/4/14 (c)	8,108,052	7,317,517
EnergySolutions, Inc.:
Credit-Linked Deposit 2.57% 6/7/13 (c)	415,935	386,819
term loan 2.57% 6/7/13 (c)	10,280,228	9,560,612
Kinetek Industries, Inc. Tranche B, term loan 3.5949% 11/10/13 (c)	1,186,429	652,536
Polypore, Inc. Tranche B, term loan 2.59% 7/3/14 (c)	9,978,794	9,130,597
		46,955,292
Floating Rate Loans (d) - continued
	Principal Amount	Value
Chemicals - 2.2%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (c)	$ 8,460,001	$ 8,523,451
Celanese Holding LLC term loan 2.9419% 4/2/14 (c)	6,867,481	6,352,420
Lyondell Chemical Co. term loan:
5.8248% 12/15/09 (c)	2,624,121	2,178,020
5.8279% 12/20/13 (c)	6,275,290	2,745,439
8.6678% 12/15/09 (c)(e)	13,946,709	14,365,110
Nalco Co. term loan 6.5% 5/6/16 (c)	9,415,000	9,462,075
Solutia, Inc. term loan 7.25% 2/28/14 (c)	15,835,094	14,647,462
		58,273,977
Consumer Products - 2.0%
Fender Musical Instrument Corp.:
term loan 2.85% 6/9/14 (c)	6,157,000	4,125,190
Tranche DD, term loan 2.57% 6/9/14 (c)	3,109,833	2,083,588
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.57% 10/26/14 (c)	4,710,000	4,403,850
Tranche B 1LN, term loan 2.06% 4/26/14 (c)	19,472,713	18,109,623
Jarden Corp.:
term loan 2.3475% 1/24/12 (c)	3,460,852	3,287,810
Tranche B2, term loan 2.3475% 1/24/12 (c)	1,053,889	1,001,194
KIK Custom Products, Inc. Tranche 1LN, term loan 2.57% 5/31/14 (c)	5,860,798	3,926,735
Simmons Bedding Co. Tranche D, term loan 10.5% 12/19/11 (c)	4,461,139	3,948,108
Sports Authority, Inc. Tranche B, term loan 2.8475% 5/3/13 (c)	20,872,379	12,523,427
		53,409,525
Containers - 1.5%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (c)	15,699,797	15,071,805
Crown Holdings, Inc.:
term loan B 2.0694% 11/15/12 (c)	1,940,000	1,881,800
Tranche B, term loan 2.0694% 11/15/12 (c)	11,009,500	10,679,215
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.8194% 6/14/13 (c)	14,528,048	13,801,646
		41,434,466
Floating Rate Loans (d) - continued
	Principal Amount	Value
Diversified Financial Services - 4.2%
AlixPartners LLP Tranche B, term loan 2.4194% 10/12/13 (c)	$ 17,388,892	$ 16,780,280
AX Acquisition Corp. Tranche B1, term loan 4.1021% 8/15/14 (c)	7,692,975	6,000,521
BRSP LLC term loan 7.5% 6/24/14 (c)	4,395,000	4,252,163
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.32% 8/3/12 (c)	19,462,688	18,294,926
Lender Processing Services, Inc. Tranche B, term loan 2.81% 6/18/14 (c)	8,271,450	8,147,378
LPL Investment Holdings, Inc. Tranche D, term loan 2.1997% 6/28/13 (c)	9,750,563	8,775,506
Nuveen Investments, Inc. term loan 3.3089% 11/13/14 (c)	13,936,181	11,009,583
Royalty Pharma Finance Trust Tranche B, term loan 2.8475% 4/16/13 (c)	33,278,980	31,781,426
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.5975% 12/15/11 (c)	584,903	546,884
Credit-Linked Deposit 2.5975% 12/15/13 (c)	1,865,840	1,744,561
Tranche 1LN, term loan 2.31% 12/15/13 (c)	5,312,121	4,966,833
Tranche 2LN, term loan 4.56% 12/15/14 (c)	3,280,000	2,673,200
		114,973,261
Diversified Media - 0.5%
Advanstar, Inc. Tranche 1LN, term loan 2.8475% 5/31/14 (c)	4,694,200	2,675,694
Advantage Sales & Marketing LLC term loan 2.318% 3/29/13 (c)	2,059,104	1,935,558
Affinion Group, Inc. Tranche B, term loan 2.81% 10/17/12 (c)	4,032,901	3,801,009
Muzak Holdings LLC term loan 5% 4/15/08 (a)(c)	4,836,272	3,869,018
NextMedia Operating, Inc. Tranche 2, term loan 10.17% 11/15/13 (c)	3,030,533	257,595
Quebecor Media, Inc. Tranche B, term loan 3.1313% 1/17/13 (c)	2,496,150	2,296,458
		14,835,332
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - 6.6%
AES Corp. term loan 5.0813% 8/10/11 (c)	$ 2,825,000	$ 2,768,500
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3075% 3/30/12 (c)	2,882,655	2,306,124
term loan 3.5975% 3/30/14 (c)	15,300,237	12,240,190
Bicent Power LLC Tranche 2LN, term loan 4.6% 12/31/14 (c)	7,570,000	2,573,800
Calpine Corp. Tranche D, term loan 3.475% 3/29/14 (c)	26,314,152	23,090,668
Energy Investors Funds term loan 2.0681% 4/11/14 (c)	3,800,248	3,496,229
MACH Gen LLC Credit-Linked Deposit 2.5975% 2/22/13 (c)	242,828	206,404
Mirant North America LLC term loan 2.0688% 1/3/13 (c)	11,591,282	10,953,762
NRG Energy, Inc.:
term loan 2.016% 2/1/13 (c)	13,974,337	12,856,390
Credit-Linked Deposit 2.2475% 2/1/13 (c)	7,494,558	6,894,993
NSG Holdings LLC:
term loan 2.1294% 6/15/14 (c)	2,021,600	1,849,764
Credit-Linked Deposit 2.1294% 6/15/14 (c)	338,139	309,397
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8206% 10/10/14 (c)	23,208,920	16,594,378
Tranche B2, term loan 3.8206% 10/10/14 (c)	96,211,146	68,790,969
Tranche B3, term loan 3.8206% 10/10/14 (c)	18,525,039	13,245,403
		178,176,971
Energy - 1.5%
Alon USA, Inc. term loan 2.6664% 8/4/13 (c)	2,114,600	1,353,344
Antero Resources Corp. Tranche 2LN, term loan 5.71% 4/12/14 (c)	6,400,000	4,928,000
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (c)	324,324	290,270
Tranche D, term loan 8.75% 12/28/13 (c)	2,604,917	2,331,401
Helix Energy Solutions Group, Inc. term loan 2.8566% 7/1/13 (c)	2,496,584	2,315,581
Nebraska Energy, Inc.:
Tranche 2LN, term loan 5.125% 5/1/14 (c)	8,170,000	6,168,350
Tranche B 1LN, term loan 3.125% 11/1/13 (c)	12,320,733	10,903,849
Tranche B, Credit-Linked Deposit 3.125% 11/1/13 (c)	1,587,480	1,404,920
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 2.5975% 10/31/12 (c)	1,677,696	1,602,200
term loan 2.3117% 10/31/12 (c)	2,885,218	2,755,383
Floating Rate Loans (d) - continued
	Principal Amount	Value
Energy - continued
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (c)	$ 5,093,201	$ 3,870,832
Western Refining, Inc. term loan 8.25% 5/30/14 (c)	1,741,763	1,650,321
		39,574,451
Entertainment/Film - 1.3%
LodgeNet Entertainment Corp. term loan 2.6723% 4/4/14 (c)	5,107,839	4,418,281
MGM Holdings II, Inc.:
term loan 3.56% 4/8/12 (c)	5,525,819	3,039,200
Tranche B, term loan 3.56% 4/8/12 (c)	23,177,162	12,747,439
National CineMedia LLC term loan 2.38% 2/13/15 (c)	16,210,000	15,075,300
		35,280,220
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.32% 3/30/14 (c)	215,600	171,402
Food and Drug Retail - 1.8%
GNC Corp. term loan 3.0164% 9/16/13 (c)	23,277,361	20,484,077
Rite Aid Corp.:
Tranche ABL, term loan 2.0668% 6/4/14 (c)	29,133,513	23,015,475
Tranche B4, term loan 9.5% 6/15/15 (c)	5,000,000	5,012,500
		48,512,052
Food/Beverage/Tobacco - 1.9%
Advance Food Co.:
Tranche 1LN, term loan 2.06% 3/16/14 (c)	2,111,157	1,921,153
Tranche DD 1LN, term loan 2.06% 3/16/14 (c)	182,338	165,928
Bolthouse Farms, Inc. Tranche 1, term loan 2.625% 12/16/12 (c)	3,940,267	3,743,253
Dean Foods Co. Tranche B, term loan 1.9734% 4/2/14 (c)	15,590,506	14,655,076
Jetro Holdings, Inc. term loan 2.5694% 7/2/14 (c)	15,043,781	14,442,030
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (c)	1,815,000	1,826,344
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (c)	14,547,000	14,601,551
		51,355,335
Floating Rate Loans (d) - continued
	Principal Amount	Value
Gaming - 3.0%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.25% 10/30/12 (c)	$ 6,925,467	$ 4,847,827
Tranche 2LN, term loan 14.25% 10/30/12 (c)	4,671,665	934,333
Fantasy Springs Resort Casino term loan 7.8188% 8/6/12 (c)	7,190,000	4,314,000
Greenwood Racing, Inc. term loan 2.56% 11/28/11 (c)	6,921,733	6,367,994
Harrah's Entertainment, Inc. Tranche B1, term loan 4.0919% 1/28/15 (c)	10,728,120	7,885,168
Kerzner International Ltd.:
term loan 3.5975% 9/1/13 (c)	28,304,420	10,472,636
Class DD, term loan 3.5736% 9/1/13 (c)	14,468,834	5,353,469
PITG Gaming Investor Holdings LLC Tranche 1LN, term loan 9.25% 2/19/13 (c)	5,650,000	4,520,000
Venetian Macau Ltd. Tranche B, term loan:
2.85% 5/26/12 (c)	7,733,208	6,727,891
2.85% 5/26/13 (c)	13,543,717	11,783,034
Venetian Macau US Finance, Inc. Tranche B, term loan 2.85% 5/25/13 (c)	19,501,853	16,966,612
		80,172,964
Healthcare - 10.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.3175% 2/7/12 (c)	8,586,830	8,028,686
Community Health Systems, Inc.:
term loan 2.8978% 7/25/14 (c)	38,367,614	34,339,015
Tranche DD, term loan 2.56% 7/25/14 (c)	1,957,921	1,752,339
Concentra Operating Corp. Tranche B 1LN, term loan 2.85% 6/25/14 (c)	6,847,626	5,752,006
DaVita, Inc. Tranche B1, term loan 2.0428% 10/5/12 (c)	9,045,432	8,547,933
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (c)	7,279,053	7,315,449
Tranche B 2LN, term loan 6.75% 9/10/14 (c)	3,921,309	3,940,916
Golden Gate National Senior Care LLC:
Tranche 1, term loan 3.06% 3/14/11 (c)	5,837,450	5,282,892
Tranche 2, term loan 8.06% 9/14/11 (c)	9,060,000	7,519,800
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 3.06% 5/3/12 (c)	7,502,475	5,551,831
Tranche B 2LN, term loan 6.8075% 5/3/13 (c)	5,945,000	2,348,275
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (c)	90,704,454	81,747,379
HealthSouth Corp. term loan 2.5698% 3/10/13 (c)	7,707,579	7,245,124
Hologic, Inc. Tranche B, term loan 3.625% 3/31/13 (c)	2,856,666	2,728,116
Floating Rate Loans (d) - continued
	Principal Amount	Value
Healthcare - continued
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 2.5734% 6/26/14 (c)	$ 20,269,650	$ 18,850,774
Manor Care, Inc. term loan 2.8116% 12/21/14 (c)	9,401,172	8,367,043
Mylan, Inc. Tranche B, term loan 3.8146% 10/2/14 (c)	19,338,719	18,710,211
National Renal Institutes, Inc. term loan 6.25% 3/31/13 (c)	9,303,335	6,326,268
PTS Acquisition Corp. term loan 2.56% 4/10/14 (c)	15,897,383	13,075,597
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 3.2539% 6/15/14 (c)	20,880,704	17,957,405
Tranche 2LN, term loan 6.0681% 6/15/15 (c)	8,000,000	6,000,000
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.5975% 4/19/13 (c)	1,903,817	1,694,397
Tranche B, term loan 3.1157% 4/19/14 (c)	9,019,662	8,027,499
Team Health, Inc. term loan 2.6871% 11/22/12 (c)	6,390,666	5,847,460
VWR Funding, Inc. term loan 2.81% 6/29/14 (c)	7,500,000	6,600,000
		293,556,415
Homebuilding/Real Estate - 1.5%
Capital Automotive (REIT) Tranche B, term loan 2.07% 12/16/10 (c)	15,577,382	11,371,489
CB Richard Ellis Group, Inc. Tranche B, term loan 6.0007% 12/20/13 (c)	8,577,273	7,805,318
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (a)(c)	13,560,526	6,983,671
Realogy Corp.:
Credit-Linked Deposit 3.5007% 10/10/13 (c)	3,920,448	2,822,722
Realogy Corp.: - continued
Tranche B, term loan 4.1769% 10/10/13 (c)	14,561,663	10,484,397
Tishman Speyer Properties term loan 2.07% 12/27/12 (c)	7,780,000	2,334,000
		41,801,597
Hotels - 0.1%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 4.3175% 6/6/14 (c)	4,615,708	1,338,555
Tranche DD, term loan 5.25% 6/6/14 (c)	2,307,854	669,278
		2,007,833
Insurance - 0.3%
USI Holdings Corp. Tranche B, term loan 3.35% 5/4/14 (c)	10,888,454	8,057,456
Floating Rate Loans (d) - continued
	Principal Amount	Value
Leisure - 1.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3.2544% 6/8/12 (c)	$ 7,007,405	$ 5,465,776
AMF Bowling Worldwide, Inc. Tranche B, term loan 3.13% 6/8/13 (c)	4,771,785	3,197,096
London Arena & Waterfront Finance LLC Tranche A, term loan 2.8206% 3/8/12 (c)	2,804,196	2,327,483
Six Flags, Inc. Tranche B, term loan 3.3655% 4/30/15 (c)	11,863,991	11,270,792
Southwest Sports Group, Inc. Tranche B, term loan 5.75% 12/22/10 (c)	14,600,000	12,410,000
Universal City Development Partners Ltd. term loan 6% 6/9/11 (c)	16,599,366	16,267,378
		50,938,525
Metals/Mining - 0.5%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 2.125% 10/26/12 (c)	1,091,025	1,069,205
Compass Minerals Tranche B, term loan 1.9191% 12/22/12 (c)	4,029,004	3,908,134
Oxbow Carbon LLC:
Tranche B, term loan 2.5975% 5/8/14 (c)	10,136,408	9,148,108
Tranche DD, term loan 2.31% 5/8/14 (c)	729,863	658,701
		14,784,148
Paper - 1.5%
Georgia-Pacific Corp. Tranche B1, term loan 2.5566% 12/20/12 (c)	18,129,711	17,268,550
Graphic Packaging International, Inc. Tranche C, term loan 3.7492% 5/16/14 (c)	7,850,460	7,379,432
NewPage Corp. term loan 4.0625% 12/21/14 (c)	10,467,892	8,897,708
Smurfit-Stone Container Enterprises, Inc. term loan 2.7377% 11/11/11 (c)	7,575,012	6,874,323
		40,420,013
Floating Rate Loans (d) - continued
	Principal Amount	Value
Publishing/Printing - 4.2%
Cenveo Corp.:
term loan 5.1088% 6/21/13 (c)	$ 18,281,366	$ 17,001,670
Tranche DD, term loan 5.1088% 6/21/13 (c)	523,054	486,441
Getty Images, Inc. term loan 6.25% 7/2/15 (c)	9,591,408	9,543,451
Idearc, Inc. term loan 3.4179% 11/17/14 (a)(c)	6,573,220	2,760,752
Newsday LLC term loan:
6.6313% 8/1/13 (c)	4,000,000	3,820,000
9.75% 8/1/13	8,000,000	8,000,000
Quebecor World, Inc. term loan 8.25% 6/29/12 (c)	5,185,000	4,873,900
The Reader's Digest Association, Inc. term loan 2.6438% 3/2/14 (c)	18,005,904	7,922,598
Thomson Learning, Inc. term loan 2.81% 7/5/14 (c)	56,039,230	46,512,561
Tribune Co. term loan 7.0838% 3/17/09 (a)(c)	8,655,238	2,856,229
Tribune Receivables LLC term loan 9% 4/10/10 (c)	4,450,000	4,461,125
Yell Group PLC Tranche B1, term loan 3.31% 2/10/13 (c)	7,120,000	4,556,800
		112,795,527
Railroad - 0.4%
Helm Holding Corp. Tranche 1, term loan 2.5644% 7/8/11 (c)	1,076,509	947,328
Kansas City Southern Railway Co. Tranche B, term loan 2.5427% 4/28/13 (c)	10,905,312	9,705,728
		10,653,056
Restaurants - 0.5%
Del Taco Tranche B, term loan 10.25% 3/29/13 (c)	5,274,687	4,325,243
NPC International, Inc. term loan 2.4882% 5/3/13 (c)	1,998,075	1,838,229
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8794% 6/14/13 (c)	802,388	573,708
term loan 2.625% 6/14/14 (c)	9,089,960	6,499,322
		13,236,502
Floating Rate Loans (d) - continued
	Principal Amount	Value
Services - 4.0%
Adesa, Inc. term loan 2.56% 10/20/13 (c)	$ 7,787,869	$ 6,775,446
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (c)	5,000,000	3,753,224
ARAMARK Corp.:
Credit-Linked Deposit 2.3356% 1/26/14 (c)	797,583	733,776
term loan 2.4725% 1/26/14 (c)	12,550,261	11,357,986
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.79% 4/19/12 (c)	5,187,934	4,020,649
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.6019% 2/7/14 (c)	1,998,988	1,729,124
Bright Horizons Family Solutions, Inc. Tranche B, term loan 6.25% 5/28/15 (c)	2,573,999	2,316,599
Central Parking Corp.:
Tranche 2LN, term loan 4.875% 11/22/14 (c)	1,950,000	1,053,000
Tranche B 1LN, term loan 2.5625% 5/22/14 (c)	4,465,212	3,080,997
2.63% 5/22/14 (c)	3,236,777	2,233,376
Coinmach Service Corp. Tranche B, term loan 3.76% 11/20/14 (c)	8,249,918	6,434,936
Educate, Inc.:
Tranche 1LN, term loan 3.2417% 6/14/13 (c)	501,760	461,619
Tranche 2LN, term loan 5.85% 6/14/14 (c)	2,700,000	2,295,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 2.375% 6/1/13 (c)	10,981,986	10,048,517
Florida Career College Holdings, Inc. Tranche B, term loan 3.06% 6/7/13 (c)	8,275,536	6,289,408
Hertz Corp.:
Credit-Linked Deposit 2.3588% 12/21/12 (c)	2,898,844	2,652,442
Tranche B, term loan 2.0748% 12/21/12 (c)	19,522,744	17,863,311
Rural/Metro Corp.:
Credit-Linked Deposit 3.84% 3/4/11 (c)	6,259,635	6,040,548
term loan 3.8175% 3/4/11 (c)	8,154,117	7,868,723
Sedgwick CMS Holdings, Inc. Tranche B, term loan 2.56% 1/31/13 (c)	1,133,445	1,020,101
West Corp. term loan 2.6888% 10/24/13 (c)	11,640,803	10,534,927
		108,563,709
Specialty Retailing - 1.8%
Burlington Coat Factory Warehouse Corp. term loan 2.56% 5/28/13 (c)	4,837,500	3,773,250
Claire's Stores, Inc. term loan 3.148% 5/29/14 (c)	7,084,008	4,037,884
Michaels Stores, Inc. term loan 2.6762% 10/31/13 (c)	10,778,895	8,461,432
Sally Holdings LLC Tranche B, term loan 2.93% 11/16/13 (c)	9,359,351	8,821,189
Floating Rate Loans (d) - continued
	Principal Amount	Value
Specialty Retailing - continued
Toys 'R' US, Inc. term loan:
3.32% 12/8/09 (c)	$ 18,902,882	$ 18,572,082
4.565% 7/19/12 (c)	5,750,000	5,318,750
		48,984,587
Steels - 0.3%
Edgen Murray Corp. term loan 3.4922% 5/11/14 (c)	9,310,000	5,586,000
Tube City IMS Corp.:
term loan 2.5975% 1/25/14 (c)	4,571,193	3,474,107
Revolving Credit-Linked Deposit 2.5975% 1/25/14 (c)	566,838	430,797
		9,490,904
Super Retail - 1.1%
Dollar General Corp. Tranche B1, term loan 3.4277% 7/6/14 (c)	16,060,000	15,176,700
Harbor Freight Tools USA, Inc. Tranche C, term loan 9.7382% 2/12/13 (c)	1,098,891	989,002
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (c)	3,034,285	2,579,142
PETCO Animal Supplies, Inc. term loan 2.8467% 10/26/13 (c)	10,822,500	10,200,206
		28,945,050
Technology - 6.6%
Affiliated Computer Services, Inc.:
term loan 2.3075% 3/20/13 (c)	8,437,209	8,036,441
Tranche B2, term loan 2.3175% 3/20/13 (c)	6,239,258	5,942,894
First Data Corp. Tranche B3, term loan 3.0647% 9/24/14 (c)	2,947,500	2,217,994
Flextronics International Ltd.:
Tranche B-A, term loan 3.0366% 10/1/14 (c)	26,033,017	21,477,239
Tranche B-A1, term loan 3.3813% 10/1/14 (c)	7,480,752	6,171,620
Freescale Semiconductor, Inc. term loan 2.07% 12/1/13 (c)	40,384,513	29,480,694
Intergraph Corp.:
Tranche 1LN, term loan 2.6638% 5/29/14 (c)	14,832,753	13,794,460
Tranche 2LN, term loan 6.4411% 11/29/14 (c)	3,950,000	3,495,750
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (c)	19,841,363	17,956,434
Tranche 2LN, term loan 7.0975% 6/11/15 (c)	30,920,000	23,499,200
Macrovision Solutions Corp. Tranche B, term loan 6% 5/1/13 (c)	3,805,860	3,786,831
Palm, Inc. Tranche B, term loan 3.81% 4/24/14 (c)	8,458,477	6,343,858
Floating Rate Loans (d) - continued
	Principal Amount	Value
Technology - continued
Serena Software, Inc. term loan 2.6294% 3/10/13 (c)	$ 6,969,500	$ 6,063,465
SunGard Data Systems, Inc. term loan 2.4615% 2/28/14 (c)	32,655,666	30,369,770
		178,636,650
Telecommunications - 9.1%
Asurion Corp.:
Tranche 1LN, term loan 3.5985% 7/3/14 (c)	17,000,000	16,086,250
Tranche 2LN, term loan 6.8213% 7/3/15 (c)	9,805,000	8,432,300
Crown Castle International Corp. Tranche B, term loan 1.81% 3/6/14 (c)	5,073,225	4,730,782
Digicel International Finance Ltd.:
term loan 3.125% 3/30/12 (c)	73,380,000	68,977,200
Tranche C, term loan 3.125% 3/23/12 (c)	2,825,000	2,655,500
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (c)	5,000,000	3,737,500
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (c)	22,574	13,206
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (c)	42,923,189	35,197,015
Intelsat Ltd. Tranche B, term loan 2.8188% 7/3/13 (c)	20,550,807	19,163,628
Knology, Inc. term loan 2.57% 6/30/12 (c)	9,063,811	8,248,068
Level 3 Financing, Inc. term loan 3.155% 3/13/14 (c)	24,770,000	20,559,100
NTELOS, Inc. Tranche B1, term loan 2.56% 8/24/11 (c)	7,336,358	7,134,609
Nuvox, Inc. Tranche B, term loan 3.625% 5/31/14 (c)	3,194,800	2,947,203
PanAmSat Corp.:
Tranche B2 A, term loan 2.8188% 1/3/14 (c)	6,890,706	6,253,316
Tranche B2 B, term loan 2.8188% 1/3/14 (c)	6,888,613	6,251,416
Tranche B2 C, term loan 2.8188% 1/3/14 (c)	6,888,613	6,251,416
Telesat Holding, Inc. term loan:
3.31% 10/31/14 (c)	358,720	335,403
3.31% 10/31/14 (c)	4,185,232	3,913,192
Wind Telecomunicazioni SpA:
term loan 8.3569% 12/21/11 pay-in-kind (c)	15,262,591	15,083,809
Tranche B, term loan 3.9913% 5/26/13 (c)	2,355,000	2,178,375
Tranche C, term loan 4.9913% 5/26/14 (c)	2,355,000	2,178,375
Windstream Corp. Tranche B1, term loan 2.4757% 7/17/13 (c)	7,213,889	6,799,090
		247,126,753
Textiles & Apparel - 0.9%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.7891% 9/5/13 (c)	3,870,179	3,870,179
Floating Rate Loans (d) - continued
	Principal Amount	Value
Textiles & Apparel - continued
Iconix Brand Group, Inc. term loan 2.56% 4/30/13 (c)	$ 10,920,247	$ 10,046,627
Levi Strauss & Co. term loan 2.5681% 4/4/14 (c)	11,550,000	9,528,750
		23,445,556
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. term loan 8.375% 5/10/14 (c)	8,595,000	6,381,788
TOTAL FLOATING RATE LOANS (Cost $2,672,853,375)		2,412,448,632
Nonconvertible Bonds - 5.6%

Automotive - 0.4%
Ford Motor Credit Co. LLC 7.375% 10/28/09	4,500,000	4,455,000
General Motors Acceptance Corp. 6.875% 9/15/11	7,500,000	6,525,000
		10,980,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10 (a)	1,760,000	1,865,600
Capital Goods - 0.1%
Esco Corp. 4.5044% 12/15/13 (b)(c)	5,250,000	3,990,000
Energy - 0.4%
SandRidge Energy, Inc. 4.8325% 4/1/14 (c)	12,000,000	9,720,000
Gaming - 0.7%
Chukchansi Economic Development Authority 4.9125% 11/15/12 (b)(c)	8,886,000	5,775,900
MGM Mirage, Inc.:
10.375% 5/15/14 (b)	3,350,000	3,551,000
11.125% 11/15/17 (b)	4,715,000	4,997,900
13% 11/15/13 (b)	4,720,000	5,168,400
		19,493,200
Healthcare - 0.2%
Inverness Medical Innovations, Inc. 9% 5/15/16	4,710,000	4,556,925
Insurance - 0.1%
USI Holdings Corp. 4.7581% 11/15/14 (b)(c)	3,050,000	1,982,500
Nonconvertible Bonds - 5.6%
	Principal Amount	Value
Leisure - 0.8%
Harrah's Escrow Corp. 11.25% 6/1/17 (b)	$ 7,075,000	$ 6,615,125
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,590,000	6,194,600
Universal City Florida Holding Co. I/II 5.7775% 5/1/10 (c)	9,990,000	7,992,000
		20,801,725
Metals/Mining - 1.1%
FMG Finance Property Ltd. 4.6675% 9/1/11 (b)(c)	15,065,000	14,387,075
Freeport-McMoRan Copper & Gold, Inc. 4.995% 4/1/15 (c)	9,420,000	8,760,600
Teck Resources Ltd. 9.75% 5/15/14 (b)	6,590,000	6,837,125
		29,984,800
Services - 0.3%
ARAMARK Corp. 4.5275% 2/1/15 (c)	10,595,000	8,608,438
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.3831% 5/15/14 (c)	1,810,000	1,058,850
		9,667,288
Technology - 0.6%
Avago Technologies Finance Ltd. 6.1675% 6/1/13 (c)	1,000,000	862,500
Freescale Semiconductor, Inc. 4.5044% 12/15/14 (c)	18,925,000	7,191,500
Nortel Networks Corp. 9.0025% 7/15/11 (a)(c)	8,680,000	2,929,500
NXP BV 3.8813% 10/15/13 (c)	13,280,000	5,046,400
		16,029,900
Telecommunications - 0.6%
DigitalGlobe, Inc. 10.5% 5/1/14 (b)	3,635,000	3,707,700
Qwest Corp. 3.8794% 6/15/13 (c)	10,540,000	9,420,125
Sprint Nextel Corp. 1.0013% 6/28/10 (c)	4,705,000	4,422,700
		17,550,525
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 4.5925% 12/15/14 (c)	6,590,000	5,337,900
TOTAL NONCONVERTIBLE BONDS (Cost $185,672,678)		151,960,363
Cash Equivalents - 5.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $150,445,000)	$ 150,445,047	$ 150,445,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,008,971,053)	2,714,853,995
NET OTHER ASSETS - (0.2)%	(6,205,805)
NET ASSETS - 100%	$ 2,708,648,190
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,012,725 or 2.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,647,473 and $4,786,897, respectively.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$150,445,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 20,140,510
Deutsche Bank Securities, Inc.	17,858,991
ING Financial Markets LLC	6,614,441
J.P. Morgan Securities, Inc.	92,602,176
Mizuho Securities USA, Inc.	6,614,441
Morgan Stanley & Co., Inc.	6,614,441
$ 150,445,000
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 150,445,000	$ -	$ 150,445,000	$ -
Corporate Bonds	151,960,363	-	151,960,363	-
Floating Rate Loans	2,412,448,632	-	2,404,265,614	8,183,018
Total Investments in Securities:	$ 2,714,853,995	$ -	$ 2,706,670,977	$ 8,183,018
The following is a reconciliation of Investment in Securities for which level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ 6,327,200
Total Realized Gain (Loss)	512
Total Unrealized Gain (Loss)	(2,685,198)
Cost of Purchases	-
Proceeds of Sales	(37,783)
Amortization/Accretion	45,415
Transfer in/out of Level 3	4,532,872
Ending Balance	$ 8,183,018
Total unrealized gain (loss) on investments held at June 30, 2009	$ (2,685,198)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,983,894,156. Net unrealized depreciation aggregated $269,040,161, of which $81,117,071 related to appreciated investment securities and $350,157,232 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Health Care
Central Fund

June 30, 2009

1.851900.102

HCCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 13.2%
Biotechnology - 13.2%
Alexion Pharmaceuticals, Inc. (a)	88,018	$ 3,619,300
Alnylam Pharmaceuticals, Inc. (a)	72,063	1,604,843
Amgen, Inc. (a)	411,747	21,797,886
Biogen Idec, Inc. (a)	273,701	12,357,600
BioMarin Pharmaceutical, Inc. (a)(d)	312,971	4,885,477
Dendreon Corp. (a)	61,700	1,533,245
Genzyme Corp. (a)	34,713	1,932,473
Gilead Sciences, Inc. (a)	261,427	12,245,241
GTx, Inc. (a)(d)	91,700	846,391
Momenta Pharmaceuticals, Inc. (a)	89,190	1,072,956
Myriad Genetics, Inc. (a)	164,861	5,877,295
Myriad Pharmaceuticals, Inc. (a)	2,194	10,202
OncoGenex Pharmaceuticals, Inc. (a)(d)	25,575	559,581
OSI Pharmaceuticals, Inc. (a)	104,000	2,935,920
Theravance, Inc. (a)	131,826	1,929,933
United Therapeutics Corp. (a)	67,100	5,591,443
		78,799,786
CHEMICALS - 0.6%
Fertilizers & Agricultural Chemicals - 0.6%
Monsanto Co.	49,100	3,650,094
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Carriage Services, Inc. Class A (a)	413,100	1,474,767
Stewart Enterprises, Inc. Class A	386,520	1,863,026
		3,337,793
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	74,700	1,517,157
FOOD & STAPLES RETAILING - 1.0%
Drug Retail - 1.0%
CVS Caremark Corp.	185,032	5,896,970
HEALTH CARE EQUIPMENT & SUPPLIES - 25.3%
Health Care Equipment - 21.4%
Abiomed, Inc. (a)	238,639	2,104,796
Baxter International, Inc.	411,749	21,806,227
Boston Scientific Corp. (a)	1,302,238	13,204,693
C.R. Bard, Inc.	224,090	16,683,501
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Conceptus, Inc. (a)	153,248	$ 2,589,891
Covidien PLC	975,802	36,534,023
Edwards Lifesciences Corp. (a)	127,082	8,645,388
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	18,650	87,026
ev3, Inc. (a)	280,143	3,003,133
HeartWare International, Inc. unit (a)	1,049,705	744,258
Kinetic Concepts, Inc. (a)	52,197	1,422,368
Masimo Corp. (a)	125,726	3,031,254
Micrus Endovascular Corp. (a)	209,170	1,890,897
Nobel Biocare Holding AG (Switzerland)	148,541	3,243,182
NuVasive, Inc. (a)	111,300	4,963,980
Orthofix International NV (a)	52,840	1,321,528
Quidel Corp. (a)	136,400	1,985,984
St. Jude Medical, Inc. (a)	115,956	4,765,792
		128,027,921
Health Care Supplies - 3.9%
Align Technology, Inc. (a)	161,865	1,715,769
Cooper Companies, Inc.	288,681	7,139,081
InfuSystems Holdings, Inc. (a)	539,000	1,611,610
Inverness Medical Innovations, Inc. (a)	312,770	11,128,357
RTI Biologics, Inc. (a)	449,500	1,928,355
		23,523,172
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		151,551,093
HEALTH CARE PROVIDERS & SERVICES - 20.5%
Health Care Distributors & Services - 1.6%
Henry Schein, Inc. (a)	158,200	7,585,690
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	413,700	2,196,768
		9,782,458
Health Care Facilities - 1.6%
Hanger Orthopedic Group, Inc. (a)	253,177	3,440,675
Health Management Associates, Inc. Class A (a)	491,000	2,425,540
Sun Healthcare Group, Inc. (a)	76,115	642,411
Universal Health Services, Inc. Class B	68,300	3,336,455
		9,845,081
Health Care Services - 10.3%
Express Scripts, Inc. (a)	353,965	24,335,094
Fresenius Medical Care AG & Co. KGaA sponsored ADR	67,700	3,046,500
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Genoptix, Inc. (a)	36,300	$ 1,161,237
Health Grades, Inc. (a)	486,546	1,902,395
Medco Health Solutions, Inc. (a)	677,818	30,915,279
		61,360,505
Managed Health Care - 7.0%
CIGNA Corp.	633,800	15,268,242
Health Net, Inc. (a)	205,200	3,190,860
Humana, Inc. (a)	224,018	7,226,821
UnitedHealth Group, Inc.	448,145	11,194,662
WellPoint, Inc. (a)	97,700	4,971,953
		41,852,538
TOTAL HEALTH CARE PROVIDERS & SERVICES		122,840,582
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Allscripts-Misys Healthcare Solutions, Inc.	122,235	1,938,647
Cerner Corp. (a)(d)	68,400	4,260,636
MedAssets, Inc. (a)	50,700	986,115
		7,185,398
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)	76,975	2,303,092
LIFE SCIENCES TOOLS & SERVICES - 11.6%
Life Sciences Tools & Services - 11.6%
AMAG Pharmaceuticals, Inc. (a)	30,407	1,662,351
Bruker BioSciences Corp. (a)	348,384	3,226,036
Illumina, Inc. (a)(d)	472,990	18,418,231
Life Technologies Corp. (a)	317,900	13,262,788
Millipore Corp. (a)	52,700	3,700,067
PerkinElmer, Inc.	246,300	4,285,620
QIAGEN NV (a)	821,101	15,264,268
Waters Corp. (a)	192,794	9,923,107
		69,742,468
PHARMACEUTICALS - 24.0%
Pharmaceuticals - 24.0%
Abbott Laboratories	232,182	10,921,841
Allergan, Inc.	597,628	28,435,140
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Ardea Biosciences, Inc. (a)	76,500	$ 1,204,110
Auxilium Pharmaceuticals, Inc. (a)	33,600	1,054,368
Cadence Pharmaceuticals, Inc. (a)	250,309	2,500,587
Cardiome Pharma Corp. (a)	257,400	980,382
Johnson & Johnson	110,599	6,282,023
King Pharmaceuticals, Inc. (a)	626,100	6,029,343
Merck & Co., Inc.	1,002,470	28,029,061
Optimer Pharmaceuticals, Inc. (a)	127,033	1,901,684
Pfizer, Inc.	2,257,007	33,855,105
Pronova BioPharma ASA (a)	411,900	1,095,036
Roche Holding AG (participation certificate)	37,710	5,126,811
Schering-Plough Corp.	161,857	4,065,848
Teva Pharmaceutical Industries Ltd. sponsored ADR	206,779	10,202,476
XenoPort, Inc. (a)	75,451	1,748,200
		143,432,015
TOTAL COMMON STOCKS (Cost $566,314,569)		590,256,448
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $851,824)	1,400	1,202,250
Nonconvertible Bonds - 0.3%
Principal Amount
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp. 4.8831% 11/15/11 (e) (Cost $1,343,524)	$ 1,721,000	1,514,480
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	4,612,245	$ 4,612,245
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	5,820,919	5,820,919
TOTAL MONEY MARKET FUNDS (Cost $10,433,164)		10,433,164
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $578,943,081)		603,406,342
NET OTHER ASSETS - (0.8)%		(4,868,693)
NET ASSETS - 100%		$ 598,537,649
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,026 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,317
Fidelity Securities Lending Cash Central Fund	134,012
Total	$ 250,329
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,337,793	$ 3,337,793	$ -	$ -
Consumer Staples	5,896,970	5,896,970	-	-
Health Care	574,753,592	573,464,316	1,289,276	-
Information Technology	3,820,249	3,820,249	-	-
Materials	3,650,094	3,650,094	-	-
Corporate Bonds	1,514,480	-	1,514,480	-
Money Market Funds	10,433,164	10,433,164	-	-
Total Investments in Securities:	$ 603,406,342	$ 600,602,586	$ 2,803,756	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $597,756,529. Net unrealized appreciation aggregated $2,649,813, of which $45,588,186 related to appreciated investment securities and $42,938,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income
Central Fund 1

June 30, 2009

1.816013.105

HP1-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.0%
	Principal Amount	Value
Convertible Bonds - 0.6%
Building Materials - 0.2%
General Cable Corp. 1% 10/15/12	$ 1,150,000	$ 898,150
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	870,000	624,225
Homebuilding/Real Estate - 0.1%
Ventas, Inc. 3.875% 11/15/11 (e)	530,000	507,364
Railroad - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	180,000	204,061
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	660,000	309,408
TOTAL CONVERTIBLE BONDS		2,543,208
Nonconvertible Bonds - 88.4%
Aerospace - 0.7%
BE Aerospace, Inc. 8.5% 7/1/18	675,000	636,188
Bombardier, Inc. 7.45% 5/1/34 (e)	340,000	258,400
L-3 Communications Corp.:
6.125% 7/15/13	275,000	258,500
7.625% 6/15/12	1,415,000	1,422,075
Sequa Corp.:
11.75% 12/1/15 (e)	485,000	280,088
13.5% 12/1/15 pay-in-kind (e)	279,785	131,149
		2,986,400
Air Transportation - 2.1%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,300,050
6.977% 11/23/22	126,440	77,129
7.024% 4/15/11	655,000	646,813
8.608% 10/1/12	390,000	312,000
10.375% 7/2/19	870,000	874,350
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	526,261	431,534
7.73% 9/15/12	203,400	170,856
7.875% 7/2/18	367,798	224,357
8.388% 5/1/22	231,708	167,989
9.558% 9/1/19	656,753	394,052
9.798% 4/1/21	4,083,420	2,613,389
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,145,000	1,093,475
8.021% 8/10/22	367,508	238,880
8.954% 8/10/14	366,823	238,435
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 263,419	$ 176,491
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	676,123	351,584
		9,311,384
Auto Parts Distribution - 0.1%
RSC Equipment Rental, Inc. 10% 7/15/17 (e)	535,000	534,331
Automotive - 1.8%
ArvinMeritor, Inc. 8.125% 9/15/15	1,070,000	561,750
Ford Motor Co.:
7.45% 7/16/31	410,000	241,900
9.5% 9/15/11	110,000	85,800
Ford Motor Credit Co. LLC:
7.25% 10/25/11	2,180,000	1,885,565
7.375% 10/28/09	485,000	480,150
8% 6/1/14	1,160,000	934,763
8% 12/15/16	1,010,000	772,174
8.625% 11/1/10	495,000	465,262
12% 5/15/15	785,000	730,050
General Motors Corp.:
7.125% 7/15/13 (b)	875,000	105,000
7.2% 1/15/11 (b)	915,000	109,800
8.25% 7/15/23 (b)	1,115,000	136,588
8.375% 7/15/33 (b)	1,745,000	222,488
Tenneco, Inc. 8.625% 11/15/14	800,000	572,000
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,020,000	1,040,400
		8,343,690
Banks and Thrifts - 1.4%
CIT Group, Inc.:
4.75% 12/15/10	785,000	616,232
5.2% 11/3/10	340,000	268,584
5.4% 3/7/13	715,000	443,129
5.6% 4/27/11	340,000	254,947
7.625% 11/30/12	1,735,000	1,188,034
12% 12/18/18 (e)	340,000	159,732
General Motors Acceptance Corp. 6.875% 8/28/12	200,000	164,000
GMAC LLC:
6.625% 5/15/12	200,000	164,000
6.75% 12/1/14 (e)	1,930,000	1,544,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC: - continued
6.875% 9/15/11 (e)	$ 1,080,000	$ 966,600
8% 11/1/31 (e)	775,000	542,500
		6,311,758
Broadcasting - 0.4%
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	52,527	13,023
7% 1/15/14	17,000	5,950
Univision Communications, Inc. 12% 7/1/14 (e)	450,000	441,563
UPC Holding BV 9.875% 4/15/18 (e)	1,560,000	1,497,600
		1,958,136
Building Materials - 0.6%
General Cable Corp. 7.125% 4/1/17	1,245,000	1,120,500
Owens Corning:
6.5% 12/1/16	1,200,000	1,051,876
9% 6/15/19	340,000	329,800
		2,502,176
Cable TV - 4.1%
Cablevision Systems Corp. 8% 4/15/12	140,000	138,250
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)	532,000	3,325
10% 5/15/14 (b)	165,000	1,031
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)	1,230,000	147,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (b)	760,000	801,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (e)(f)	970,000	928,775
10.875% 9/15/14 (e)	800,000	832,000
CSC Holdings, Inc.:
6.75% 4/15/12	1,435,000	1,384,775
7.625% 4/1/11	1,115,000	1,103,850
8.5% 4/15/14 (e)	920,000	911,950
8.5% 6/15/15 (e)	800,000	786,000
8.625% 2/15/19 (e)	1,275,000	1,233,563
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	670,000	619,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
7.625% 5/15/16	$ 405,000	$ 394,369
8.375% 3/15/13	100,000	100,375
EchoStar Communications Corp.:
6.375% 10/1/11	3,595,000	3,505,125
7% 10/1/13	2,355,000	2,243,138
7.125% 2/1/16	550,000	510,125
Kabel Deutschland GmbH 10.625% 7/1/14	1,275,000	1,306,875
Videotron Ltd.:
9.125% 4/15/18 (e)	780,000	789,750
9.125% 4/15/18	625,000	635,938
		18,378,364
Capital Goods - 1.5%
Case Corp. 7.25% 1/15/16	1,670,000	1,505,088
Leucadia National Corp.:
7% 8/15/13	25,000	23,250
7.125% 3/15/17	1,480,000	1,198,800
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	145,000	123,250
9.5% 8/1/14 (e)	222,000	188,700
11.75% 8/1/16	405,000	299,700
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,235,000	2,123,250
Terex Corp. 8% 11/15/17	1,395,000	1,088,100
		6,550,138
Chemicals - 1.2%
Chemtura Corp. 6.875% 6/1/16 (b)	710,000	514,750
Huntsman LLC 11.5% 7/15/12	280,000	283,500
MacDermid, Inc. 9.5% 4/15/17 (e)	115,000	83,950
Momentive Performance Materials, Inc. 9.75% 12/1/14	885,000	389,400
Nalco Co.:
7.75% 11/15/11	106,000	105,205
8.25% 5/15/17 (e)	1,250,000	1,246,875
NOVA Chemicals Corp.:
4.5375% 11/15/13 (f)	845,000	697,125
6.5% 1/15/12	1,645,000	1,525,738
Westlake Chemical Corp. 6.625% 1/15/16	500,000	437,500
		5,284,043
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.9%
Jostens Holding Corp. 10.25% 12/1/13	$ 3,135,000	$ 3,072,300
Revlon Consumer Products Corp. 9.5% 4/1/11	1,075,000	972,875
		4,045,175
Containers - 2.0%
Berry Plastics Corp. 5.8813% 2/15/15 (f)	770,000	669,900
BWAY Corp. 10% 4/15/14 (e)	760,000	760,000
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	240,000	232,800
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,755,000	2,341,750
8% 4/15/23	115,000	98,325
Greif, Inc. 6.75% 2/1/17	2,100,000	1,926,750
Owens-Brockway Glass Container, Inc.:
7.375% 5/15/16 (e)	1,025,000	991,688
8.25% 5/15/13	725,000	725,000
Owens-Illinois, Inc. 7.8% 5/15/18	460,000	432,400
Silgan Holdings, Inc. 7.25% 8/15/16 (e)	1,025,000	986,563
		9,165,176
Department Stores - 0.1%
Neiman Marcus Group, Inc. 10.375% 10/15/15	515,000	303,850
Diversified Financial Services - 0.4%
NiSource Finance Corp.:
5.25% 9/15/17	650,000	557,376
5.45% 9/15/20	270,000	227,093
Sprint Capital Corp. 8.75% 3/15/32	135,000	108,675
Whirlpool Corp. 8.6% 5/1/14	1,010,000	1,055,450
		1,948,594
Diversified Media - 2.8%
Affinion Group, Inc.:
10.125% 10/15/13 (e)	505,000	468,388
11.5% 10/15/15	465,000	395,250
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	565,000	494,375
10% 7/15/17 (e)	515,000	522,725
Lamar Media Corp.:
Series B, 6.625% 8/15/15	90,000	76,050
6.625% 8/15/15	1,200,000	1,050,000
9.75% 4/1/14 (e)	870,000	900,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Liberty Media Corp.:
5.7% 5/15/13	$ 680,000	$ 588,200
8.25% 2/1/30	120,000	82,650
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	2,255,000	1,454,475
10% 8/1/14	1,605,000	1,524,750
11.5% 5/1/16 (e)	1,050,000	1,021,125
11.625% 2/1/14 (e)	2,625,000	2,605,313
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	707,050
7.75% 3/15/16	1,010,000	903,950
		12,794,751
Electric Utilities - 5.9%
AES Corp.:
7.75% 3/1/14	555,000	521,700
7.75% 10/15/15	1,405,000	1,306,650
8% 10/15/17	460,000	427,800
9.75% 4/15/16 (e)	700,000	708,750
Aquila, Inc. 11.875% 7/1/12 (f)	70,000	77,350
Calpine Construction Finance Co. LP 8% 6/1/16 (e)	1,365,000	1,313,813
Dynegy Holdings, Inc. 8.375% 5/1/16	260,000	221,000
Edison Mission Energy:
7% 5/15/17	565,000	433,638
7.2% 5/15/19	1,100,000	819,500
7.625% 5/15/27	890,000	574,050
Energy Future Holdings:
10.875% 11/1/17	2,320,000	1,693,600
12% 11/1/17 pay-in-kind (f)	1,752,600	1,033,450
Intergen NV 9% 6/30/17 (e)	1,810,000	1,714,975
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	495,000	472,725
Mirant Americas Generation LLC:
8.5% 10/1/21	1,640,000	1,361,200
9.125% 5/1/31	1,460,000	1,051,200
NiSource Finance Corp. 10.75% 3/15/16	775,000	859,628
NRG Energy, Inc.:
7.25% 2/1/14	2,220,000	2,164,500
7.375% 2/1/16	235,000	223,250
7.375% 1/15/17	2,135,000	2,012,238
NSG Holdings II, LLC 7.75% 12/15/25 (e)	2,460,000	1,968,000
Orion Power Holdings, Inc. 12% 5/1/10	30,000	31,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
RRI Energy, Inc.:
6.75% 12/15/14	$ 745,000	$ 717,994
7.625% 6/15/14	2,210,000	2,022,150
7.875% 6/15/17	210,000	187,950
Tenaska Alabama Partners LP 7% 6/30/21 (e)	653,078	558,382
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15	1,365,000	849,713
Series B, 10.25% 11/1/15	1,995,000	1,246,875
11.25% 11/1/16 pay-in-kind	747,187	329,779
		26,902,910
Energy - 10.1%
Ashland, Inc. 9.125% 6/1/17 (e)	525,000	540,750
Atlas Pipeline Partners LP 8.125% 12/15/15	1,140,000	815,100
Berry Petroleum Co. 10.25% 6/1/14	470,000	470,000
Chesapeake Energy Corp.:
6.5% 8/15/17	550,000	462,000
6.875% 1/15/16	200,000	175,500
7.25% 12/15/18	1,540,000	1,339,800
7.5% 9/15/13	1,175,000	1,122,125
7.5% 6/15/14	805,000	762,738
7.625% 7/15/13	445,000	422,750
9.5% 2/15/15	3,475,000	3,501,063
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	225,000	208,125
7.75% 5/15/17	275,000	247,500
9.5% 5/15/16 (e)	1,140,000	1,137,150
Denbury Resources, Inc. 9.75% 3/1/16	1,415,000	1,453,913
Dynegy Holdings, Inc. 8.75% 2/15/12	265,000	257,050
El Paso Corp.:
7% 6/15/17	760,000	692,173
8.25% 2/15/16	390,000	380,250
El Paso Energy Corp. 7.75% 1/15/32	570,000	463,992
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	905,000	873,325
Forest Oil Corp.:
7.25% 6/15/19	1,445,000	1,300,500
7.75% 5/1/14	765,000	722,925
8.5% 2/15/14 (e)	1,820,000	1,788,150
Frontier Oil Corp. 8.5% 9/15/16	1,395,000	1,405,463
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	445,000	393,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (e)	$ 1,645,000	$ 1,316,000
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)	950,000	931,000
Newfield Exploration Co. 7.125% 5/15/18	2,180,000	1,978,350
OPTI Canada, Inc.:
7.875% 12/15/14	115,000	74,750
8.25% 12/15/14	310,000	203,050
Pan American Energy LLC 7.75% 2/9/12 (e)	630,000	623,700
Parker Drilling Co. 9.625% 10/1/13	755,000	698,375
Petrohawk Energy Corp.:
7.875% 6/1/15	410,000	379,250
9.125% 7/15/13	675,000	671,625
10.5% 8/1/14 (e)	1,355,000	1,404,119
Petroleum Development Corp. 12% 2/15/18	615,000	516,600
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	626,400
Plains Exploration & Production Co.:
7% 3/15/17	3,175,000	2,770,188
10% 3/1/16	1,515,000	1,552,875
Pride International, Inc. 8.5% 6/15/19	700,000	693,000
Quicksilver Resources, Inc. 11.75% 1/1/16	1,030,000	1,060,900
Range Resources Corp.:
7.375% 7/15/13	4,235,000	4,150,300
8% 5/15/19	885,000	861,769
SandRidge Energy, Inc.:
4.8325% 4/1/14 (f)	215,000	174,150
8.625% 4/1/15 pay-in-kind (f)	1,595,000	1,435,500
Southwestern Energy Co. 7.5% 2/1/18 (e)	1,175,000	1,133,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (e)	870,000	826,265
Williams Companies, Inc. 8.75% 1/15/20 (e)	780,000	813,150
		45,831,358
Entertainment/Film - 0.4%
AMC Entertainment, Inc.:
8% 3/1/14	125,000	107,500
8.75% 6/1/19 (e)	1,315,000	1,236,100
Marquee Holdings, Inc. 9.5% 8/15/14 (d)	705,000	549,900
		1,893,500
Environmental - 0.1%
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	239,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - 1.0%
Albertsons, Inc.:
7.5% 2/15/11	$ 1,085,000	$ 1,090,425
7.75% 6/15/26	170,000	144,925
8% 5/1/31	1,045,000	896,088
Federated Retail Holdings, Inc. 5.9% 12/1/16	520,000	423,637
Macy's Retail Holdings, Inc. 7.875% 7/15/15	475,000	459,663
SUPERVALU, Inc.:
7.5% 11/15/14	220,000	211,200
8% 5/1/16	1,430,000	1,401,400
		4,627,338
Food/Beverage/Tobacco - 1.9%
Constellation Brands, Inc.:
7.25% 9/1/16	1,525,000	1,410,625
7.25% 5/15/17	1,025,000	945,563
8.375% 12/15/14	885,000	885,000
Dean Foods Co.:
6.9% 10/15/17	1,505,000	1,384,600
7% 6/1/16	2,035,000	1,856,938
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,104,925
Smithfield Foods, Inc. 10% 7/15/14 (e)	615,000	608,850
Tyson Foods, Inc. 10.5% 3/1/14 (e)	520,000	562,900
		8,759,401
Gaming - 2.4%
Ameristar Casinos, Inc. 9.25% 6/1/14 (e)	970,000	979,700
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)	1,865,000	932,500
MGM Mirage, Inc.:
8.375% 2/1/11	295,000	237,475
8.5% 9/15/10	335,000	304,850
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,050,000	1,547,750
6.375% 7/15/09	1,085,000	1,063,300
7.125% 8/15/14	405,000	263,250
Scientific Games Corp.:
6.25% 12/15/12	370,000	351,500
7.875% 6/15/16 (e)	670,000	636,500
9.25% 6/15/19 (e)	890,000	896,675
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (e)(f)	665,000	458,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	$ 940,000	$ 813,100
7.25% 5/1/12	1,070,000	925,550
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (e)(f)	800,000	384,000
9.125% 2/1/15 (e)	355,000	184,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	479,000	417,928
6.625% 12/1/14	530,000	461,100
		10,858,628
Healthcare - 8.5%
Biomet, Inc.:
10% 10/15/17	1,770,000	1,800,975
10.375% 10/15/17 pay-in-kind (f)	485,000	469,238
11.625% 10/15/17	2,240,000	2,133,600
Community Health Systems, Inc. 8.875% 7/15/15	4,355,000	4,267,900
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	3,525,000	3,084,375
HCA, Inc.:
6.5% 2/15/16	2,080,000	1,700,400
7.875% 2/1/11	500,000	492,500
8.5% 4/15/19 (e)	1,740,000	1,696,500
8.75% 9/1/10	885,000	882,788
9.125% 11/15/14	2,415,000	2,387,831
9.25% 11/15/16	2,685,000	2,631,300
9.625% 11/15/16 pay-in-kind (f)	1,456,000	1,445,080
9.875% 2/15/17 (e)	240,000	241,800
HealthSouth Corp. 10.75% 6/15/16	1,065,000	1,070,325
Inverness Medical Innovations, Inc. 9% 5/15/16	1,340,000	1,296,450
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,780,000	3,449,250
7% 1/15/16	435,000	391,500
Psychiatric Solutions, Inc.:
7.75% 7/15/15	455,000	419,738
7.75% 7/15/15 (e)	375,000	343,125
Service Corp. International 7.5% 4/1/27	1,790,000	1,405,150
Tenet Healthcare Corp. 8.875% 7/1/19 (e)	1,695,000	1,703,475
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (f)	410,000	336,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International 8.375% 6/15/16 (e)	$ 1,100,000	$ 1,094,500
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,253,000
6.5% 6/1/16	215,000	192,425
6.625% 10/15/14	790,000	750,500
Viant Holdings, Inc. 10.125% 7/15/17 (e)	1,244,000	995,200
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	515,000	406,850
		38,341,975
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,435,000	1,295,088
8.125% 6/1/12	4,119,872	3,790,282
D.R. Horton, Inc. 6.5% 4/15/16	400,000	342,000
KB Home:
5.875% 1/15/15	345,000	307,050
6.375% 8/15/11	540,000	521,100
Lennar Corp. 12.25% 6/1/17 (e)	1,015,000	1,035,300
Pulte Homes, Inc.:
5.25% 1/15/14	575,000	491,625
8.125% 3/1/11	705,000	705,000
Ryland Group, Inc. 8.4% 5/15/17	875,000	831,250
		9,318,695
Hotels - 1.4%
Host Hotels & Resorts LP:
6.875% 11/1/14	130,000	116,350
9% 5/15/17 (e)	1,025,000	963,500
Host Marriott LP 7.125% 11/1/13	2,530,000	2,365,550
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	1,230,000	1,143,900
7.875% 5/1/12	555,000	510,600
7.875% 10/15/14	1,240,000	1,165,600
		6,265,500
Leisure - 1.7%
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	642,833
yankee:
7% 6/15/13	1,455,000	1,271,306
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
7.25% 6/15/16	$ 1,080,000	$ 850,500
7.5% 10/15/27	2,180,000	1,482,400
Speedway Motorsports, Inc. 8.75% 6/1/16 (e)	665,000	673,313
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	798,210
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	225,000	211,500
Universal City Florida Holding Co. I/II:
5.7775% 5/1/10 (f)	1,700,000	1,360,000
8.375% 5/1/10	260,000	213,850
		7,503,912
Metals/Mining - 3.9%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	923,650
Compass Minerals International, Inc. 8% 6/1/19 (e)	1,240,000	1,221,400
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (e)	635,000	612,775
Drummond Co., Inc. 7.375% 2/15/16 (e)	1,750,000	1,277,500
FMG Finance Property Ltd.:
4.6675% 9/1/11 (e)(f)	835,000	797,425
10% 9/1/13 (e)	1,055,000	1,007,525
10.625% 9/1/16 (e)	1,225,000	1,169,875
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)	70,000	65,100
8.25% 4/1/15	4,095,000	4,120,594
8.375% 4/1/17	2,380,000	2,391,900
Massey Energy Co. 6.875% 12/15/13	2,005,000	1,834,575
Teck Resources Ltd.:
9.75% 5/15/14 (e)	685,000	710,688
10.25% 5/15/16 (e)	685,000	720,963
10.75% 5/15/19 (e)	685,000	724,388
		17,578,358
Paper - 2.8%
Cascades, Inc. 7.25% 2/15/13	990,000	863,775
Catalyst Paper Corp. 8.625% 6/15/11	485,000	291,000
Domtar Corp.:
5.375% 12/1/13	365,000	290,175
7.125% 8/15/15	1,110,000	904,650
7.875% 10/15/11	41,000	40,180
10.75% 6/1/17	1,135,000	1,092,438
Georgia-Pacific Corp. 7% 1/15/15 (e)	3,045,000	2,862,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific LLC 8.25% 5/1/16 (e)	$ 820,000	$ 805,650
Graphic Packaging International, Inc.:
8.5% 8/15/11	621,000	608,580
9.5% 6/15/17 (e)	780,000	766,350
Rock-Tenn Co.:
9.25% 3/15/16	1,700,000	1,729,750
9.25% 3/15/16 (e)	245,000	249,288
Solo Cup Co. 10.5% 11/1/13 (e)	410,000	411,025
Temple-Inland, Inc.:
6.625% 1/15/16	255,000	228,225
6.875% 1/15/18	1,265,000	1,125,850
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	445,000	398,275
		12,667,511
Publishing/Printing - 0.5%
Cenveo Corp. 7.875% 12/1/13	35,000	24,500
Scholastic Corp. 5% 4/15/13	765,000	619,650
The Reader's Digest Association, Inc. 9% 2/15/17	1,090,000	46,325
TL Acquisitions, Inc.:
0% 7/15/15 (c)(e)	595,000	435,094
10.5% 1/15/15 (e)	1,430,000	1,144,000
		2,269,569
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	430,000	395,600
Restaurants - 0.5%
Carrols Corp. 9% 1/15/13	835,000	782,813
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (e)	1,580,000	1,516,800
		2,299,613
Services - 3.3%
ARAMARK Corp.:
4.5275% 2/1/15 (f)	1,110,000	901,875
8.5% 2/1/15	1,615,000	1,550,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	630,000	431,550
7.75% 5/15/16	1,190,000	791,350
Corrections Corp. of America:
6.25% 3/15/13	1,240,000	1,174,900
7.75% 6/1/17	680,000	666,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
FTI Consulting, Inc.:
7.625% 6/15/13	$ 1,585,000	$ 1,513,675
7.75% 10/1/16	760,000	725,800
Hertz Corp.:
8.875% 1/1/14	1,240,000	1,140,800
10.5% 1/1/16	475,000	427,500
Iron Mountain, Inc.:
6.625% 1/1/16	600,000	537,000
7.75% 1/15/15	195,000	187,200
8% 6/15/20	240,000	222,000
8.625% 4/1/13	2,245,000	2,239,388
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	165,000	133,650
JohnsonDiversey, Inc. 9.625% 5/15/12	75,000	74,438
Rental Service Corp. 9.5% 12/1/14	830,000	664,000
Rural/Metro Corp. 0% 3/15/16 (c)	470,000	343,100
US Investigations Services, Inc.:
10.5% 11/1/15 (e)	1,145,000	933,175
11.75% 5/1/16 (e)	325,000	250,250
		14,908,451
Shipping - 3.3%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,070,000	1,697,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	240,000	174,300
8.75% 12/1/13	290,000	268,250
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	7,950,571
Teekay Corp. 8.875% 7/15/11	4,970,000	4,932,725
		15,023,246
Specialty Retailing - 0.6%
Dollar General Corp.:
10.625% 7/15/15	850,000	922,250
11.875% 7/15/17 pay-in-kind (f)	145,000	156,600
Ltd. Brands, Inc. 8.5% 6/15/19 (e)	575,000	553,438
Michaels Stores, Inc. 10% 11/1/14	245,000	205,800
Sally Holdings LLC:
9.25% 11/15/14	650,000	646,750
10.5% 11/15/16	240,000	237,600
		2,722,438
Steels - 0.7%
Metals USA, Inc. 11.125% 12/1/15	80,000	64,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - continued
Steel Dynamics, Inc.:
6.75% 4/1/15	$ 1,180,000	$ 1,044,300
7.375% 11/1/12	1,905,000	1,795,463
Tube City IMS Corp. 9.75% 2/1/15	775,000	474,688
		3,378,451
Super Retail - 0.8%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	425,000	428,188
NBC Acquisition Corp. 11% 3/15/13	6,105,000	1,831,500
Neiman Marcus Group, Inc. 9.75% 10/15/15 pay-in-kind (d)	530,000	291,047
Toys 'R' US, Inc.:
7.375% 10/15/18	100,000	71,500
7.625% 8/1/11	1,260,000	1,165,500
		3,787,735
Technology - 3.5%
Amkor Technology, Inc.:
7.75% 5/15/13	1,000,000	925,000
9.25% 6/1/16	1,340,000	1,239,500
Avago Technologies Finance Ltd. 10.125% 12/1/13	490,000	499,800
Flextronics International Ltd.:
6.25% 11/15/14	105,000	97,650
6.5% 5/15/13	75,000	72,750
Freescale Semiconductor, Inc. 8.875% 12/15/14	2,075,000	1,037,500
Jabil Circuit, Inc. 8.25% 3/15/18	225,000	202,500
Lucent Technologies, Inc.:
6.45% 3/15/29	990,000	561,825
6.5% 1/15/28	2,150,000	1,204,000
Seagate Technology HDD Holdings:
6.375% 10/1/11	650,000	624,000
6.8% 10/1/16	1,050,000	882,000
Seagate Technology International 10% 5/1/14 (e)	310,000	319,300
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,770,000	1,681,500
10.25% 8/15/15	340,000	316,200
Terremark Worldwide, Inc. 12% 6/15/17 (e)	1,580,000	1,501,000
Xerox Capital Trust I 8% 2/1/27	6,230,000	4,734,800
		15,899,325
Telecommunications - 12.1%
Cincinnati Bell, Inc. 8.375% 1/15/14	2,030,000	1,862,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Citizens Communications Co.:
6.25% 1/15/13	$ 175,000	$ 161,000
9% 8/15/31	1,020,000	841,500
Cricket Communications, Inc.:
7.75% 5/15/16 (e)	1,355,000	1,300,800
9.375% 11/1/14	1,215,000	1,196,775
10% 7/15/15	735,000	729,488
Crown Castle International Corp. 9% 1/15/15	1,035,000	1,045,350
Digicel Group Ltd.:
8.875% 1/15/15 (e)	4,280,000	3,595,200
9.125% 1/15/15 pay-in-kind (e)(f)	485,000	402,550
9.25% 9/1/12 (e)	3,015,000	2,954,700
12% 4/1/14 (e)	1,355,000	1,368,550
DigitalGlobe, Inc. 10.5% 5/1/14 (e)	620,000	632,400
Frontier Communications Corp. 8.25% 5/1/14	1,070,000	1,016,500
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(e)	780,000	579,367
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)	3,290,000	3,290,000
11.5% 6/15/16 (e)	1,390,000	1,362,200
Intelsat Ltd.:
6.5% 11/1/13	1,765,000	1,420,825
7.625% 4/15/12	1,725,000	1,526,625
11.25% 6/15/16	1,105,000	1,129,863
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13	500,000	482,500
8.875% 1/15/15 (e)	245,000	236,425
8.875% 1/15/15	1,225,000	1,179,063
MetroPCS Wireless, Inc.:
9.25% 11/1/14	1,885,000	1,873,219
9.25% 11/1/14 (e)	1,210,000	1,205,463
Mobile Telesystems Finance SA 8% 1/28/12 (e)	1,195,000	1,180,063
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,374,188
6.875% 10/31/13	1,805,000	1,493,638
7.375% 8/1/15	1,450,000	1,156,375
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	1,605,000	1,348,200
Qwest Capital Funding, Inc. 7.25% 2/15/11	730,000	704,450
Qwest Communications International, Inc.:
7.5% 2/15/14	180,000	164,250
7.5% 2/15/14	525,000	479,063
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
3.8794% 6/15/13 (f)	$ 1,400,000	$ 1,251,250
6.5% 6/1/17	420,000	369,600
7.5% 10/1/14	1,500,000	1,432,500
7.625% 6/15/15	650,000	611,000
8.375% 5/1/16 (e)	1,720,000	1,659,800
Sprint Capital Corp.:
6.875% 11/15/28	2,105,000	1,494,550
7.625% 1/30/11	1,820,000	1,799,525
8.375% 3/15/12	1,170,000	1,152,450
Sprint Nextel Corp. 6% 12/1/16	2,345,000	1,917,038
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	2,430,000	2,411,775
U.S. West Communications:
6.875% 9/15/33	225,000	164,250
7.5% 6/15/23	1,750,000	1,365,000
		54,921,853
Textiles & Apparel - 0.7%
Hanesbrands, Inc. 4.5925% 12/15/14 (f)	1,670,000	1,352,700
Levi Strauss & Co. 9.75% 1/15/15	1,990,000	1,940,250
		3,292,950
TOTAL NONCONVERTIBLE BONDS		400,105,483
TOTAL CORPORATE BONDS (Cost $409,336,462)		402,648,691
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.0441% 8/1/24 (e)(f) (Cost $559,968)	692,601	298,857
Common Stocks - 0.2%
	Shares
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(g) (Cost $5,834,134)	144,445	884,003
Convertible Preferred Stocks - 0.1%
	Shares	Value
Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $329,167)	6,600	$ 282,348
Floating Rate Loans - 7.2%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5675% 4/30/14 (f)	$ 852,153	587,985
Northwest Airlines, Inc. term loan 2.32% 12/31/10 (f)	355,000	335,475
United Air Lines, Inc. Tranche B, term loan 2.3309% 2/1/14 (f)	2,373,511	1,370,703
		2,294,163
Automotive - 0.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.2478% 12/27/14 (f)	736,797	482,602
Tranche C, term loan 2.2489% 12/27/15 (f)	516,236	338,134
Ford Motor Co. term loan 3.5944% 12/15/13 (f)	3,320,000	2,431,900
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.07% 4/30/14 (f)	680,000	571,200
		3,823,836
Broadcasting - 0.0%
Univision Communications, Inc. Tranche 1LN, term loan 2.56% 9/29/14 (f)	140,000	103,950
Cable TV - 0.5%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (f)	2,606,623	2,306,861
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0681% 5/4/15 pay-in-kind (f)	590,000	418,900
Chemicals - 0.4%
Chemtura Corp. term loan 10.5% 3/19/10 (f)	1,885,000	1,885,000
Containers - 0.2%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (f)	879,779	844,587
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.3075% 3/30/12 (f)	415,575	332,460
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
Ashmore Energy International: - continued
term loan 3.5975% 3/30/14 (f)	$ 3,008,205	$ 2,406,564
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.8206% 10/10/14 (f)	2,654,735	1,898,135
		4,637,159
Entertainment/Film - 0.4%
Zuffa LLC term loan 2.375% 6/19/15 (f)	2,181,535	1,876,120
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 7.8188% 8/6/12 (f)	730,000	438,000
Las Vegas Sands LLC:
term loan 2.06% 5/23/14 (f)	200,558	140,391
Tranche B, term loan 2.06% 5/23/14 (f)	963,149	674,204
		1,252,595
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 2.8978% 7/25/14 (f)	1,328,999	1,189,454
Tranche DD, term loan 2.56% 7/25/14 (f)	67,819	60,698
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (f)	1,808,194	1,629,635
PTS Acquisition Corp. term loan 2.56% 4/10/14 (f)	927,781	763,100
		3,642,887
Publishing/Printing - 0.3%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.75% 12/12/14 (f)	902,035	135,305
Newsday LLC term loan 9.75% 8/1/13	1,175,000	1,175,000
		1,310,305
Services - 0.1%
Hertz Corp. Tranche B, term loan 2.0748% 12/21/12 (f)	907	830
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (f)	1,189,304	237,861
		238,691
Specialty Retailing - 0.2%
Michaels Stores, Inc. term loan 2.6762% 10/31/13 (f)	1,144,133	898,144
Technology - 0.9%
Flextronics International Ltd.:
Tranche B-A, term loan 3.0366% 10/1/14 (f)	1,032,577	851,876
Tranche B-A1, term loan 3.3813% 10/1/14 (f)	266,849	220,150
Tranche B-B, term loan 3.4575% 10/1/12 (f)	1,387,937	1,214,445
Floating Rate Loans - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.:
Tranche 1LN, term loan 2.8475% 6/11/14 (f)	$ 1,468,292	$ 1,328,804
Tranche 2LN, term loan 7.0975% 6/11/15 (f)	730,000	554,800
		4,170,075
Telecommunications - 0.4%
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (f)	1,115,000	1,048,100
Intelsat Jackson Holdings Ltd. term loan 3.3188% 2/1/14 (f)	605,000	496,100
Wind Telecomunicazioni SpA term loan 8.3569% 12/21/11 pay-in-kind (f)	357,343	353,158
		1,897,358
Textiles & Apparel - 0.3%
Levi Strauss & Co. term loan 2.5681% 4/4/14 (f)	1,495,000	1,233,375
TOTAL FLOATING RATE LOANS (Cost $35,045,323)		32,834,006
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $11,265,000)	$ 11,265,004	11,265,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $462,370,054)		448,212,905
NET OTHER ASSETS - 0.9%		4,191,881
NET ASSETS - 100%		$ 452,404,786
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,082,566 or 21.7% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $884,003 or 0.2% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,265,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 1,508,078
Deutsche Bank Securities, Inc.	1,337,243
ING Financial Markets LLC	495,275
J.P. Morgan Securities, Inc.	6,933,854
Mizuho Securities USA, Inc.	495,275
Morgan Stanley & Co., Inc.	495,275
$ 11,265,000
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 884,003	$ -	$ -	$ 884,003
Utilities	282,348	-	282,348	-
Cash Equivalents	11,265,000	-	11,265,000	-
Commercial Mortgage Securities	298,857	-	-	298,857
Corporate Bonds	402,648,691	-	402,648,691	-
Floating Rate Loans	32,834,006	-	32,260,701	573,305
Total Investments in Securities:	$ 448,212,905	$ -	$ 446,456,740	$ 1,756,165
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,043,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(912,031)
Cost of Purchases	33,884
Proceeds of Sales	-
Amortization/Accretion	(56,058)
Transfer in/out of Level 3	646,420
Ending Balance	$ 1,756,165
Total unrealized gain (loss) on investments held at June 30, 2009	(912,031)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $458,746,762. Net unrealized depreciation aggregated $10,533,857, of which $29,300,327 related to appreciated investment securities and $39,834,184 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Industrials
Central Fund

June 30, 2009

1.851901.102

INCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 18.3%
Aerospace & Defense - 18.3%
BE Aerospace, Inc. (a)	169,300	$ 2,431,148
Goodrich Corp.	144,600	7,225,662
Honeywell International, Inc.	718,570	22,563,098
Lockheed Martin Corp.	190,100	15,331,565
Precision Castparts Corp.	91,200	6,660,336
Raytheon Co.	227,475	10,106,714
United Technologies Corp.	553,900	28,780,644
		93,099,167
AIR FREIGHT & LOGISTICS - 4.5%
Air Freight & Logistics - 4.5%
C.H. Robinson Worldwide, Inc.	101,500	5,293,225
FedEx Corp.	181,900	10,117,278
United Parcel Service, Inc. Class B	149,300	7,463,507
		22,874,010
AUTO COMPONENTS - 5.1%
Auto Parts & Equipment - 3.1%
BorgWarner, Inc.	83,100	2,837,865
Johnson Controls, Inc.	595,600	12,936,432
		15,774,297
Tires & Rubber - 2.0%
The Goodyear Tire & Rubber Co. (a)	916,120	10,315,511
TOTAL AUTO COMPONENTS		26,089,808
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
Masco Corp.	1,116,800	10,698,944
Owens Corning (a)	255,280	3,262,478
		13,961,422
CHEMICALS - 0.8%
Specialty Chemicals - 0.8%
W.R. Grace & Co. (a)	325,000	4,020,250
COMMERCIAL SERVICES & SUPPLIES - 3.8%
Commercial Printing - 0.8%
R.R. Donnelley & Sons Co.	376,400	4,373,768
Diversified Support Services - 0.9%
Cintas Corp.	194,200	4,435,528
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Environmental & Facility Services - 1.1%
Republic Services, Inc.	221,666	$ 5,410,867
Office Services & Supplies - 0.5%
United Stationers, Inc. (a)	68,900	2,403,232
Security & Alarm Services - 0.5%
The Brink's Co.	87,400	2,537,222
TOTAL COMMERCIAL SERVICES & SUPPLIES		19,160,617
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Eagle Materials, Inc.	58,500	1,476,540
Vulcan Materials Co.	32,400	1,396,440
		2,872,980
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	59,801	1,692,966
ELECTRICAL EQUIPMENT - 10.5%
Electrical Components & Equipment - 10.5%
Acuity Brands, Inc. (d)	159,800	4,482,390
AMETEK, Inc.	340,150	11,762,387
Cooper Industries Ltd. Class A	194,900	6,051,645
Emerson Electric Co.	109,280	3,540,672
Ener1, Inc. (a)(d)	284,048	1,550,902
Energy Conversion Devices, Inc. (a)(d)	180,199	2,549,816
Regal-Beloit Corp.	211,937	8,418,138
Rockwell Automation, Inc.	341,000	10,952,920
Saft Groupe SA	35,500	1,403,745
Sunpower Corp. Class B (a)	98,800	2,366,260
		53,078,875
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	139,959	2,601,838
HOUSEHOLD DURABLES - 1.3%
Homebuilding - 0.3%
Centex Corp.	156,000	1,319,760
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 1.0%
Black & Decker Corp.	179,400	$ 5,141,604
TOTAL HOUSEHOLD DURABLES		6,461,364
INDUSTRIAL CONGLOMERATES - 10.5%
Industrial Conglomerates - 10.5%
3M Co.	282,800	16,996,280
General Electric Co.	1,874,329	21,967,136
Siemens AG sponsored ADR	36,165	2,502,256
Textron, Inc.	281,400	2,718,324
Tyco International Ltd.	354,975	9,222,251
		53,406,247
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
NCI, Inc. Class A (a)	72,922	2,218,287
MACHINERY - 19.3%
Construction & Farm Machinery & Heavy Trucks - 11.5%
Cummins, Inc.	559,218	19,690,066
Deere & Co.	258,900	10,343,055
Navistar International Corp. (a)	310,400	13,533,440
PACCAR, Inc.	330,100	10,731,551
Toro Co. (d)	148,329	4,435,037
		58,733,149
Industrial Machinery - 7.8%
Blount International, Inc. (a)	169,000	1,455,090
Briggs & Stratton Corp.	54,300	724,362
Danaher Corp.	298,500	18,429,390
Graco, Inc.	205,000	4,514,100
Ingersoll-Rand Co. Ltd. Class A	405,900	8,483,310
Parker Hannifin Corp.	137,800	5,919,888
		39,526,140
TOTAL MACHINERY		98,259,289
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	370,579	1,641,665
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	90,100	$ 2,741,743
PROFESSIONAL SERVICES - 1.9%
Human Resource & Employment Services - 1.1%
Manpower, Inc.	135,400	5,732,836
Research & Consulting Services - 0.8%
Equifax, Inc.	149,800	3,909,780
TOTAL PROFESSIONAL SERVICES		9,642,616
ROAD & RAIL - 13.8%
Railroads - 9.6%
CSX Corp.	288,939	10,005,958
Genesee & Wyoming, Inc. Class A (a)	63,100	1,672,781
Norfolk Southern Corp.	282,500	10,641,775
Union Pacific Corp.	506,100	26,347,566
		48,668,080
Trucking - 4.2%
Con-way, Inc.	212,700	7,510,437
Heartland Express, Inc.	104,500	1,538,240
Hertz Global Holdings, Inc. (a)	216,700	1,731,433
Ryder System, Inc.	311,400	8,694,288
Saia, Inc. (a)	96,084	1,730,473
		21,204,871
TOTAL ROAD & RAIL		69,872,951
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
Fastenal Co. (d)	103,900	3,446,363
Interline Brands, Inc. (a)	210,200	2,875,536
Rush Enterprises, Inc. Class A (a)	749,493	8,731,593
		15,053,492
TRANSPORTATION INFRASTRUCTURE - 0.3%
Marine Ports & Services - 0.3%
Aegean Marine Petroleum Network, Inc.	91,500	1,381,650
TOTAL COMMON STOCKS (Cost $543,419,475)		500,131,237
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $122,020)	$ 6,300,000	$ 63,000
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	7,751,057	7,751,057
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	13,501,435	13,501,435
TOTAL MONEY MARKET FUNDS (Cost $21,252,492)		21,252,492
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $564,793,987)		521,446,729
NET OTHER ASSETS - (2.7)%		(13,513,158)
NET ASSETS - 100%		$ 507,933,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 119,946
Fidelity Securities Lending Cash Central Fund	185,693
Total	$ 305,639
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,244,138	$ 34,244,138	$ -	$ -
Industrials	451,432,001	451,432,001	-	-
Information Technology	4,820,125	4,820,125	-	-
Materials	9,634,973	9,634,973	-	-
Corporate Bonds	63,000	-	-	63,000
Money Market Funds	21,252,492	21,252,492	-	-
Total Investments in Securities:	$ 521,446,729	$ 521,383,729	$ -	$ 63,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investments in Securities
Beginning Balance	$ 78,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15,750)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 63,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $580,505,629. Net unrealized depreciation aggregated $59,058,900, of which $31,862,846 related to appreciated investment securities and $90,921,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Information Technology
Central Fund

June 30, 2009

1.851902.102

ITCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 9.8%
Communications Equipment - 9.8%
Adtran, Inc.	20,900	$ 448,723
Aruba Networks, Inc. (a)	13,100	114,494
Brocade Communications Systems, Inc. (a)	606,300	4,741,266
Ciena Corp. (a)	244,100	2,526,435
Cisco Systems, Inc. (a)	107,700	2,007,528
Cogo Group, Inc. (a)	14,065	83,968
CommScope, Inc. (a)	105,300	2,765,178
Comverse Technology, Inc. (a)	212,900	1,820,295
Emulex Corp. (a)	15,600	152,568
F5 Networks, Inc. (a)	198,202	6,855,807
Harris Stratex Networks, Inc. Class A (a)	98,216	636,440
Infinera Corp. (a)	160,000	1,460,800
Juniper Networks, Inc. (a)	122,600	2,893,360
Motorola, Inc.	134,600	892,398
Palm, Inc. (a)(d)	231,900	3,842,583
Polycom, Inc. (a)	141,000	2,858,070
Powerwave Technologies, Inc. (a)(d)	319,700	514,717
QUALCOMM, Inc.	496,700	22,450,840
Research In Motion Ltd. (a)	7,200	511,560
Riverbed Technology, Inc. (a)	172,300	3,995,637
Sandvine Corp. (a)	2,380,798	2,722,433
Sandvine Corp. (U.K.) (a)	1,156,000	1,369,291
Sonus Networks, Inc. (a)	24,233	39,015
Starent Networks Corp. (a)	513,712	12,539,710
Tekelec (a)	231,100	3,889,413
		82,132,529
COMPUTERS & PERIPHERALS - 13.4%
Computer Hardware - 11.1%
3PAR, Inc. (a)	8,200	101,680
Apple, Inc. (a)	422,000	60,105,460
Dell, Inc. (a)	37,600	516,248
Hewlett-Packard Co.	713,700	27,584,505
Stratasys, Inc. (a)	203,000	2,230,970
Teradata Corp. (a)	36,500	855,195
Toshiba Corp.	333,000	1,209,841
Wistron Corp.	309,000	512,492
		93,116,391
Computer Storage & Peripherals - 2.3%
China Digital TV Holding Co. Ltd. ADR	2,100	18,354
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - continued
EMC Corp. (a)	329,700	$ 4,319,070
NetApp, Inc. (a)	4,500	88,740
Quanta Storage, Inc.	325,000	443,092
SanDisk Corp. (a)	487,600	7,162,844
Seagate Technology	457,700	4,787,542
SIMPLO Technology Co. Ltd.	112,000	449,909
Synaptics, Inc. (a)(d)	57,050	2,204,983
		19,474,534
TOTAL COMPUTERS & PERIPHERALS		112,590,925
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
MasTec, Inc. (a)	6,900	80,868
ELECTRIC UTILITIES - 0.0%
Electric Utilities - 0.0%
EnerNOC, Inc. (a)	3,800	82,346
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.3%
centrotherm photovoltaics AG (a)	3,300	142,524
Energy Conversion Devices, Inc. (a)	24,900	352,335
First Solar, Inc. (a)	500	81,060
General Cable Corp. (a)	14,000	526,120
JA Solar Holdings Co. Ltd. ADR (a)	149,800	704,060
Q-Cells SE (a)	2,500	50,848
Sunpower Corp. Class B (a)	15,724	376,590
Yingli Green Energy Holding Co. Ltd. ADR (a)	35,200	476,960
		2,710,497
Heavy Electrical Equipment - 0.2%
China High Speed Transmission Equipment Group Co. Ltd.	571,000	1,137,594
TOTAL ELECTRICAL EQUIPMENT		3,848,091
ELECTRONIC EQUIPMENT & COMPONENTS - 4.6%
Electronic Components - 0.7%
Amphenol Corp. Class A	66,800	2,113,552
DTS, Inc. (a)	32,400	877,068
Everlight Electronics Co. Ltd.	885,395	2,257,946
Tripod Technology Corp.	245,000	410,073
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Unimicron Technology Corp.	560,000	$ 429,458
Vishay Intertechnology, Inc. (a)	12,600	85,554
		6,173,651
Electronic Equipment & Instruments - 0.8%
China Security & Surveillance Technology, Inc. (a)(d)	215,700	1,626,378
Chroma ATE, Inc.	2,399,158	2,482,391
Digital Ally, Inc. (a)(d)	273,900	606,689
Itron, Inc. (a)	28,600	1,575,002
National Instruments Corp.	3,700	83,472
Test Research, Inc.	133,288	87,209
		6,461,141
Electronic Manufacturing Services - 1.6%
Flextronics International Ltd. (a)	1,166,300	4,793,493
Ju Teng International Holdings Ltd.	1,546,000	833,853
Molex, Inc.	27,600	429,180
Multi-Fineline Electronix, Inc. (a)	1,200	25,680
Trimble Navigation Ltd. (a)	99,040	1,944,155
Tyco Electronics Ltd.	298,300	5,545,397
		13,571,758
Technology Distributors - 1.5%
Digital China Holdings Ltd. (H Shares)	6,285,000	4,379,282
Ingram Micro, Inc. Class A (a)	200,600	3,510,500
Inspur International Ltd.	4,098,000	703,279
Synnex Technology International Corp.	559,000	910,119
WPG Holding Co. Ltd.	3,086,000	3,056,887
		12,560,067
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		38,766,617
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
China Medical Technologies, Inc. sponsored ADR (d)	3,400	67,694
Golden Meditech Co. Ltd. (a)	1,532,000	264,891
I-Flow Corp. (a)	95,200	660,688
Mingyuan Medicare Development Co. Ltd.	18,460,000	2,048,491
		3,041,764
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	800	29,608
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.4%
Hotels, Resorts & Cruise Lines - 0.4%
Ctrip.com International Ltd. sponsored ADR	64,800	$ 3,000,240
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Harman International Industries, Inc.	70,000	1,316,000
TomTom Group BV (a)(d)	18,500	222,391
		1,538,391
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	76,900	6,433,454
Expedia, Inc. (a)	5,400	81,594
Priceline.com, Inc. (a)(d)	46,900	5,231,695
		11,746,743
INTERNET SOFTWARE & SERVICES - 10.6%
Internet Software & Services - 10.6%
Akamai Technologies, Inc. (a)	38,900	746,102
Alibaba.com Ltd. (a)	13,000	23,048
Baidu.com, Inc. sponsored ADR (a)	30,400	9,153,136
comScore, Inc. (a)	34,000	452,880
eBay, Inc. (a)	547,500	9,378,675
Equinix, Inc. (a)	1,200	87,288
Google, Inc. Class A (sub. vtg.) (a)	103,800	43,761,042
LivePerson, Inc. (a)(d)	268,900	1,075,600
LogMeIn, Inc.	7,300	116,800
NetEase.com, Inc. sponsored ADR (a)	62,500	2,198,750
Omniture, Inc. (a)	5,800	72,848
OpenTable, Inc.	700	21,119
Rackspace Hosting, Inc. (d)	35,900	497,574
SAVVIS, Inc.	6,800	77,928
Sina Corp. (a)	109,600	3,231,008
Sohu.com, Inc. (a)(d)	69,600	4,372,968
Switch & Data Facilities Co., Inc. (a)	6,800	79,764
Tencent Holdings Ltd.	841,400	9,820,079
VistaPrint Ltd. (a)	41,300	1,761,445
Vocus, Inc. (a)	10,000	197,600
Websense, Inc. (a)	4,988	88,986
Yahoo!, Inc. (a)	131,500	2,059,290
		89,273,930
Common Stocks - continued
	Shares	Value
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 0.6%
CyberSource Corp. (a)	30,500	$ 466,650
Lender Processing Services, Inc.	2,700	74,979
Visa, Inc.	67,900	4,227,454
WNS Holdings Ltd. sponsored ADR (a)	31,900	283,272
		5,052,355
IT Consulting & Other Services - 0.6%
CACI International, Inc. Class A (a)	14,200	606,482
China Information Security Technology, Inc. (a)	23,200	66,352
Cognizant Technology Solutions Corp. Class A (a)	82,800	2,210,760
Yucheng Technologies Ltd. (a)	301,050	2,567,957
		5,451,551
TOTAL IT SERVICES		10,503,906
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	8,000	326,160
MACHINERY - 0.4%
Industrial Machinery - 0.4%
China Fire & Security Group, Inc. (a)(d)	91,700	1,115,989
Meyer Burger Technology AG (a)	3,400	524,834
Shin Zu Shing Co. Ltd.	352,347	1,672,736
		3,313,559
MEDIA - 0.8%
Advertising - 0.5%
AirMedia Group, Inc. ADR (a)	226,600	1,459,304
SinoMedia Holding Ltd.	150,000	35,033
VisionChina Media, Inc. ADR (a)	481,600	2,942,576
		4,436,913
Cable & Satellite - 0.3%
Sirius XM Radio, Inc. (a)	1,287,600	553,668
Virgin Media, Inc.	194,400	1,817,640
		2,371,308
TOTAL MEDIA		6,808,221
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	10,500	$ 11,104
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
IHS, Inc. Class A (a)	15,800	787,946
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.2%
Semiconductor Equipment - 6.9%
Aixtron AG	146,700	1,802,599
Amkor Technology, Inc. (a)(d)	1,332,400	6,302,252
ASM International NV (NASDAQ) (a)(d)	36,000	529,560
ASM Pacific Technology Ltd.	44,200	227,276
ASML Holding NV (NY Shares)	537,900	11,645,535
ATMI, Inc. (a)	47,000	729,910
Cymer, Inc. (a)	156,400	4,649,772
FormFactor, Inc. (a)	123,400	2,127,416
Global Unichip Corp.	76,000	356,178
Lam Research Corp. (a)	158,000	4,108,000
LTX-Credence Corp. (a)	839,372	394,505
MEMC Electronic Materials, Inc. (a)	157,500	2,805,075
MKS Instruments, Inc. (a)	60,600	799,314
Photronics, Inc. (a)	160,700	650,835
Tessera Technologies, Inc. (a)	498,974	12,619,052
Varian Semiconductor Equipment Associates, Inc. (a)	192,500	4,618,075
Verigy Ltd. (a)	266,000	3,237,220
		57,602,574
Semiconductors - 16.3%
ANADIGICS, Inc. (a)	19,400	81,286
Applied Micro Circuits Corp. (a)	56,694	460,922
ARM Holdings PLC sponsored ADR	495,200	2,956,344
Atmel Corp. (a)	761,400	2,840,022
Cavium Networks, Inc. (a)(d)	735,591	12,365,285
Cree, Inc. (a)	102,900	3,024,231
CSR PLC (a)(d)	1,350,340	7,769,738
Cypress Semiconductor Corp. (a)	433,600	3,989,120
Diodes, Inc. (a)	28,000	437,920
Elpida Memory, Inc. (a)(d)	60,200	653,023
Epistar Corp.	1,049,000	2,831,598
Fairchild Semiconductor International, Inc. (a)	395,500	2,764,545
Hynix Semiconductor, Inc. (a)	38,950	417,060
Infineon Technologies AG (a)(d)	4,139,500	14,778,238
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Inotera Memories, Inc. (a)	2,064,000	$ 888,789
Intel Corp.	2,429,200	40,203,260
International Rectifier Corp. (a)	364,800	5,402,688
Intersil Corp. Class A	79,000	993,030
Kinsus Interconnect Technology Corp.	233,000	387,861
Marvell Technology Group Ltd. (a)	566,900	6,598,716
MediaTek, Inc.	35,000	417,529
Micron Technology, Inc. (a)	2,334,000	11,810,040
Monolithic Power Systems, Inc. (a)	98,900	2,216,349
Netlogic Microsystems, Inc. (a)	2,400	87,504
NVIDIA Corp. (a)	189,000	2,133,810
O2Micro International Ltd. sponsored ADR (a)	20,000	100,000
Omnivision Technologies, Inc. (a)	249,700	2,594,383
PMC-Sierra, Inc. (a)	154,000	1,225,840
Power Integrations, Inc.	19,000	452,010
Powertech Technology, Inc.	398,000	829,671
Radiant Opto-Electronics Corp.	631,000	723,941
Realtek Semiconductor Corp.	16,000	29,702
Silicon Image, Inc. (a)	34,900	80,270
Silicon Laboratories, Inc. (a)	27,200	1,031,968
Silicon Motion Technology Corp. sponsored ADR (a)	110,500	403,325
Skyworks Solutions, Inc. (a)	8,700	85,086
Standard Microsystems Corp. (a)	125,200	2,560,340
Supertex, Inc. (a)	5,000	125,550
TriQuint Semiconductor, Inc. (a)	16,200	86,022
Volterra Semiconductor Corp. (a)	35,600	467,784
		137,304,800
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		194,907,374
SOFTWARE - 30.9%
Application Software - 10.7%
Adobe Systems, Inc. (a)	296,300	8,385,290
ANSYS, Inc. (a)	20,600	641,896
Autodesk, Inc. (a)	3,400	64,532
Autonomy Corp. PLC (a)	165,600	3,914,917
Blackboard, Inc. (a)(d)	38,900	1,122,654
Cadence Design Systems, Inc. (a)	862,200	5,086,980
Callidus Software, Inc. (a)	450,302	1,283,361
Citrix Systems, Inc. (a)	492,800	15,715,392
Concur Technologies, Inc. (a)(d)	85,339	2,652,336
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Epicor Software Corp. (a)	32,400	$ 171,720
Gameloft (a)	434,000	1,613,245
Informatica Corp. (a)	295,400	5,077,926
Intuit, Inc. (a)	274,000	7,715,840
JDA Software Group, Inc. (a)	61,800	924,528
Kingdee International Software Group Co. Ltd.	14,360,000	2,482,922
Longtop Financial Technologies Ltd. ADR (a)	52,400	1,286,944
Mentor Graphics Corp. (a)	168,700	922,789
Nice Systems Ltd. sponsored ADR (a)	16,100	371,427
Parametric Technology Corp. (a)	112,800	1,318,632
Pegasystems, Inc.	6,600	174,108
Quest Software, Inc. (a)	12,187	169,887
Salesforce.com, Inc. (a)	267,751	10,220,056
Smith Micro Software, Inc. (a)	396,875	3,897,313
SolarWinds, Inc.	5,200	85,748
SuccessFactors, Inc. (a)(d)	383,200	3,517,776
Synchronoss Technologies, Inc. (a)	256,300	3,144,801
Synopsys, Inc. (a)	71,100	1,387,161
Taleo Corp. Class A (a)	216,858	3,961,996
TIBCO Software, Inc. (a)	127,100	911,307
Verint Systems, Inc. (a)	149,300	1,537,790
		89,761,274
Home Entertainment Software - 2.7%
Activision Blizzard, Inc. (a)	238,600	3,013,518
Changyou.com Ltd. (A Shares) ADR	1,500	57,705
Electronic Arts, Inc. (a)	638,000	13,857,360
Kingsoft Corp. Ltd.	591,000	412,561
Perfect World Co. Ltd. sponsored ADR Class B (a)	99,416	2,843,298
Rosetta Stone, Inc.	1,800	49,392
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	34,900	1,824,921
Take-Two Interactive Software, Inc.	44,300	419,521
THQ, Inc. (a)	92,900	665,164
		23,143,440
Systems Software - 17.5%
Ariba, Inc. (a)	37,500	369,000
BMC Software, Inc. (a)	621,880	21,013,325
CA, Inc.	4,200	73,206
Check Point Software Technologies Ltd. (a)	19,500	457,665
CommVault Systems, Inc. (a)	29,500	489,110
Insyde Software Corp.	678,300	3,426,592
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
McAfee, Inc. (a)	10,300	$ 434,557
Microsoft Corp.	3,249,500	77,240,612
Oracle Corp.	1,309,600	28,051,632
Phoenix Technologies Ltd. (a)	61,000	165,310
Red Hat, Inc. (a)	691,300	13,915,869
VMware, Inc. Class A (a)	62,000	1,690,740
		147,327,618
TOTAL SOFTWARE		260,232,332
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	174,000	836,940
Syniverse Holdings, Inc. (a)	202,200	3,241,266
		4,078,206
TOTAL COMMON STOCKS (Cost $726,032,523)		827,100,860
Convertible Bonds - 0.7%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $8,183,031)	$ 10,300,000	6,334,500
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	3,562,057	3,562,057
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	27,615,068	27,615,068
TOTAL MONEY MARKET FUNDS (Cost $31,177,125)		31,177,125
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $765,392,679)		864,612,485
NET OTHER ASSETS - (2.8)%		(23,887,383)
NET ASSETS - 100%		$ 840,725,102
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,345
Fidelity Securities Lending Cash Central Fund	538,753
Total	$ 662,098
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 729,958	$ -	$ 185,895	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,093,595	$ 23,093,595	$ -	$ -
Health Care	3,397,532	3,397,532	-	-
Industrials	8,030,464	8,030,464	-	-
Information Technology	788,407,613	773,512,575	14,895,038	-
Materials	11,104	11,104	-	-
Telecommunication Services	4,078,206	4,078,206	-	-
Utilities	82,346	82,346	-	-
Corporate Bonds	6,334,500	-	6,334,500	-
Money Market Funds	31,177,125	31,177,125	-	-
Total Investments in Securities:	$ 864,612,485	$ 843,382,947	$ 21,229,538	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $776,465,834. Net unrealized appreciation aggregated $88,146,651, of which $144,917,693 related to appreciated investment securities and $56,771,042 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Equity
Central Fund

June 30, 2009

1.859215.101

INTCEN-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 1.4%
AMP Ltd.	86,762	$ 341,132
Brambles Ltd.	493,466	2,369,610
Qantas Airways Ltd.	322,692	522,586
QBE Insurance Group Ltd.	53,769	862,102
Rio Tinto Ltd.	35,000	1,472,014
Rio Tinto Ltd. rights 7/1/09 (a)(d)	18,375	353,981
Westfield Group unit	199,735	1,831,343
TOTAL AUSTRALIA		7,752,768
Austria - 0.7%
OMV AG	8,600	321,967
voestalpine AG (d)	120,000	3,290,734
TOTAL AUSTRIA		3,612,701
Belgium - 0.9%
Anheuser-Busch InBev NV	128,600	4,643,167
Anheuser-Busch InBev NV (strip VVPR) (a)	157,000	661
TOTAL BELGIUM		4,643,828
Bermuda - 0.1%
Seadrill Ltd.	52,700	752,131
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	16,100	659,778
Canada - 0.9%
Canadian Natural Resources Ltd.	8,400	441,919
Canadian Pacific Railway Ltd.	31,800	1,268,063
Open Text Corp. (a)	20,700	756,384
Petrobank Energy & Resources Ltd. (a)	41,200	1,196,575
Suncor Energy, Inc.	43,400	1,319,799
TOTAL CANADA		4,982,740
Cayman Islands - 0.6%
China Dongxiang Group Co. Ltd.	1,977,000	1,329,071
Want Want China Holdings Ltd.	3,100,000	1,752,023
TOTAL CAYMAN ISLANDS		3,081,094
China - 1.5%
Baidu.com, Inc. sponsored ADR (a)	1,500	451,635
China Communications Construction Co. Ltd. (H Shares)	1,416,000	1,655,371
China Merchants Bank Co. Ltd. (H Shares)	1,625,000	3,719,725
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd.	2,805,000	$ 1,954,477
NetEase.com, Inc. sponsored ADR (a)	12,300	432,714
TOTAL CHINA		8,213,922
Denmark - 1.0%
Carlsberg AS Series B	26,800	1,719,033
Novo Nordisk AS Series B	47,100	2,546,450
Vestas Wind Systems AS (a)	19,400	1,390,557
TOTAL DENMARK		5,656,040
Finland - 1.1%
Fortum Oyj	41,100	935,099
Neste Oil Oyj	7,600	105,539
Nokia Corp.	322,650	4,725,373
TOTAL FINLAND		5,766,011
France - 11.0%
Accor SA (d)	33,623	1,332,590
Alstom SA	32,900	1,940,789
Atos Origin SA	12,271	415,769
AXA SA	207,800	3,932,582
BNP Paribas SA	147,397	9,562,362
Cap Gemini SA	11,000	404,875
Compagnie de St. Gobain	44,600	1,490,502
Credit Agricole SA	142,400	1,772,932
Danone	85,800	4,233,971
Electricite de France	27,200	1,322,971
GDF Suez	78,790	2,933,167
Ipsos SA (d)	31,700	795,934
Legrand SA	63,700	1,388,083
LVMH Moet Hennessy - Louis Vuitton	32,000	2,441,820
Pernod Ricard SA (d)	47,764	3,006,226
Sanofi-Aventis	81,200	4,797,555
Schneider Electric SA	45,031	3,429,859
Societe Generale Series A	36,704	2,001,983
Technip SA	11,100	543,236
Total SA Series B	139,900	7,581,825
Unibail-Rodamco	10,600	1,578,453
Vivendi	88,031	2,103,500
TOTAL FRANCE		59,010,984
Germany - 7.6%
Allianz AG (Reg.)	23,400	2,155,047
Common Stocks - continued
	Shares	Value
Germany - continued
BASF AG	148,200	$ 5,889,244
Bayerische Motoren Werke AG (BMW)	44,900	1,690,416
Bilfinger Berger AG	15,800	733,584
Daimler AG (Reg.)	79,600	2,887,099
Deutsche Bank AG	30,100	1,836,149
Deutsche Boerse AG	12,000	930,495
E.ON AG	129,100	4,567,054
Fresenius Medical Care AG & Co. KGaA sponsored ADR	29,000	1,305,000
Henkel AG & Co. KGaA	38,521	1,037,982
Metro AG	36,600	1,746,547
Munich Re Group (Reg.)	23,000	3,103,291
RWE AG	37,600	2,958,272
SAP AG	62,300	2,503,917
Siemens AG (Reg.)	71,800	4,967,927
SolarWorld AG (d)	18,920	445,060
Volkswagen AG	6,000	2,029,482
TOTAL GERMANY		40,786,566
Greece - 0.2%
Hellenic Telecommunications Organization SA	56,000	856,208
Hong Kong - 2.1%
Cheung Kong Holdings Ltd.	158,000	1,816,514
China Unicom (Hong Kong) Ltd. sponsored ADR	105,000	1,400,700
CLP Holdings Ltd.	230,000	1,525,439
Hong Kong Exchange & Clearing Ltd.	58,400	909,545
Hutchison Whampoa Ltd.	319,000	2,084,846
Sun Hung Kai Properties Ltd.	148,000	1,842,600
Swire Pacific Ltd. (A Shares)	150,500	1,518,613
TOTAL HONG KONG		11,098,257
India - 0.9%
Bharti Airtel Ltd. (a)	45,515	764,604
Tata Steel Ltd.	500,000	4,090,576
TOTAL INDIA		4,855,180
Ireland - 1.2%
Covidien PLC	49,300	1,845,792
CRH PLC	190,758	4,361,493
TOTAL IRELAND		6,207,285
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,100	1,633,154
Common Stocks - continued
	Shares	Value
Italy - 2.6%
Assicurazioni Generali SpA	72,800	$ 1,512,346
Enel SpA	638,400	3,107,328
ENI SpA	186,200	4,415,632
Intesa Sanpaolo SpA (a)	1,252,200	4,031,078
Saipem SpA	34,900	848,866
TOTAL ITALY		13,915,250
Japan - 19.9%
Aioi Insurance Co. Ltd.	55,000	251,778
Bridgestone Corp.	87,200	1,371,340
Canon, Inc.	102,400	3,344,794
Chubu Electric Power Co., Inc.	74,200	1,717,610
Denso Corp.	68,500	1,763,430
Eisai Co. Ltd.	43,800	1,564,042
Fujifilm Holdings Corp.	14,100	448,730
Honda Motor Co. Ltd.	135,400	3,724,969
Inpex Corp.	116	929,589
JTEKT Corp.	441,500	4,495,889
Jupiter Telecommunications Co.	247	187,683
Kansai Electric Power Co., Inc.	83,200	1,839,581
Miraca Holdings, Inc.	46,900	1,148,949
Mitsubishi Corp.	186,100	3,454,059
Mitsubishi Estate Co. Ltd.	102,000	1,705,735
Mitsubishi UFJ Financial Group, Inc.	1,679,000	10,367,483
Mitsui & Co. Ltd.	128,600	1,529,824
Mitsui Fudosan Co. Ltd.	83,000	1,450,034
Mitsui Sumitomo Insurance Group Holdings, Inc.	46,400	1,220,989
Murata Manufacturing Co. Ltd.	3,700	157,471
Nippon Building Fund, Inc.	83	711,662
Nippon Electric Glass Co. Ltd.	35,000	393,107
Nippon Oil Corp.	20,000	118,337
Nippon Telegraph & Telephone Corp.	49,400	2,011,836
Nippon Thompson Co. Ltd.	262,000	1,370,717
Nissan Motor Co. Ltd.	318,000	1,929,907
Nomura Holdings, Inc.	179,500	1,515,132
Omron Corp.	118,400	1,714,517
ORIX Corp.	85,770	5,172,821
Ozeki Co. Ltd.	57,000	1,600,509
Panasonic Corp.	187,100	2,520,720
Promise Co. Ltd. (d)	139,150	1,780,993
Ricoh Co. Ltd.	119,000	1,537,915
Rohto Pharmaceutical Co. Ltd.	72,000	813,910
Common Stocks - continued
	Shares	Value
Japan - continued
Seven & i Holdings Co., Ltd.	101,200	$ 2,384,637
Sharp Corp.	133,000	1,384,741
Shin-Etsu Chemical Co., Ltd.	50,100	2,329,870
Shionogi & Co. Ltd.	60,000	1,162,817
Showa Shell Sekiyu KK	22,600	239,759
SMC Corp.	18,300	1,973,706
Sompo Japan Insurance, Inc.	101,000	677,282
Sony Corp.	98,900	2,580,204
Sony Financial Holdings, Inc.	111	307,300
Sumitomo Mitsui Financial Group, Inc.	223,700	9,125,873
Sysmex Corp.	13,400	486,843
T&D Holdings, Inc.	19,100	549,198
THK Co. Ltd.	94,100	1,409,522
Tohoku Electric Power Co., Inc.	59,300	1,240,354
Tokio Marine Holdings, Inc.	84,700	2,316,545
Tokyo Electric Power Co.	104,400	2,687,621
Tokyo Electron Ltd.	10,300	499,310
Tokyo Ohka Kogyo Co. Ltd.	14,700	284,738
Toyota Motor Corp.	217,500	8,225,278
Tsutsumi Jewelry Co. Ltd.	52,700	979,765
TOTAL JAPAN		106,711,425
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	1,290	599,059
Luxembourg - 1.6%
ArcelorMittal SA (Netherlands)	220,000	7,218,014
SES SA (A Shares) FDR unit	41,172	779,652
Tenaris SA sponsored ADR	21,600	584,064
TOTAL LUXEMBOURG		8,581,730
Netherlands - 4.0%
Akzo Nobel NV	57,500	2,529,349
ASML Holding NV (Netherlands)	53,300	1,155,149
Fugro NV (Certificaten Van Aandelen) unit	10,100	418,218
Gemalto NV (a)	38,500	1,331,737
Koninklijke Ahold NV	296,400	3,402,582
Koninklijke KPN NV	329,200	4,524,873
Randstad Holdings NV (a)	131,100	3,625,470
Royal DSM NV	135,000	4,228,509
TOTAL NETHERLANDS		21,215,887
Common Stocks - continued
	Shares	Value
Norway - 0.9%
Petroleum Geo-Services ASA (a)	37,150	$ 230,159
Pronova BioPharma ASA (a)	513,900	1,366,203
StatoilHydro ASA sponsored ADR	93,200	1,842,564
Telenor ASA (a)	160,000	1,230,061
TOTAL NORWAY		4,668,987
Papua New Guinea - 0.9%
Lihir Gold Ltd. (a)	2,000,000	4,753,630
Singapore - 0.2%
CapitaLand Ltd.	392,000	1,004,087
South Africa - 0.7%
MTN Group Ltd.	235,000	3,605,375
Spain - 3.6%
Banco Santander SA	471,000	5,692,896
Iberdrola SA	278,600	2,258,779
Inditex SA	34,700	1,663,180
Telefonica SA	433,325	9,839,554
TOTAL SPAIN		19,454,409
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	59,200	2,954,073
Telefonaktiebolaget LM Ericsson (B Shares)	173,800	1,712,001
TOTAL SWEDEN		4,666,074
Switzerland - 7.1%
Actelion Ltd. (Reg.) (a)	23,679	1,239,093
Compagnie Financiere Richemont Series A	81,110	1,685,810
Credit Suisse Group (Reg.)	61,742	2,829,162
Kuehne & Nagel International AG	29,524	2,312,677
Nestle SA (Reg.)	317,748	11,968,196
Nobel Biocare Holding AG (Switzerland)	71,820	1,568,088
Novartis AG (Reg.)	28,686	1,167,889
Roche Holding AG (participation certificate)	65,384	8,889,191
Sonova Holding AG	26,463	2,150,850
UBS AG (For. Reg.) (a)	128,183	1,574,101
Zurich Financial Services AG (Reg.)	16,879	2,973,712
TOTAL SWITZERLAND		38,358,769
Taiwan - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	688,850	2,127,762
Common Stocks - continued
	Shares	Value
Taiwan - continued
MediaTek, Inc.	64,000	$ 763,481
Taiwan Semiconductor Manufacturing Co. Ltd.	507,000	843,971
TOTAL TAIWAN		3,735,214
United Kingdom - 21.2%
AstraZeneca PLC (United Kingdom)	133,900	5,903,809
Autonomy Corp. PLC (a)	26,000	614,661
Barclays PLC	1,054,400	4,899,704
BG Group PLC	255,500	4,279,019
BP PLC	1,139,100	9,000,690
British American Tobacco PLC (United Kingdom)	80,400	2,219,310
British Land Co. PLC	155,500	977,236
Centrica PLC	473,700	1,737,856
Compass Group PLC	315,500	1,773,836
Diageo PLC	121,000	1,737,887
easyJet PLC (a)	280,700	1,247,997
Experian PLC	412,700	3,084,146
GlaxoSmithKline PLC	61,409	1,084,654
Hikma Pharmaceuticals PLC	97,300	751,543
HSBC Holdings PLC (Hong Kong) (Reg.)	1,509,510	12,595,267
Imperial Tobacco Group PLC	143,900	3,735,711
Informa PLC	672,140	2,421,639
Land Securities Group PLC	2,273	17,622
Man Group PLC	139,600	637,315
Misys PLC	335,900	953,245
National Grid PLC	231,900	2,088,769
Prudential PLC	554,700	3,773,455
Reckitt Benckiser Group PLC	95,600	4,350,264
Reed Elsevier PLC	140,300	1,044,436
Rio Tinto PLC:
rights 7/1/09 (a)	63,000	723,438
(Reg.)	120,000	4,155,649
Royal Dutch Shell PLC Class A (United Kingdom)	365,221	9,120,802
Scottish & Southern Energy PLC	87,300	1,635,850
Serco Group PLC	138,100	958,764
Standard Chartered PLC (United Kingdom)	171,157	3,210,000
Tesco PLC	510,200	2,967,961
Unilever PLC	129,700	3,048,132
Vodafone Group PLC	4,953,772	9,634,506
Wolseley PLC	139,360	2,654,925
WPP PLC	262,200	1,743,578
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Xstrata PLC	250,000	$ 2,703,393
Yell Group PLC	502,600	217,049
TOTAL UNITED KINGDOM		113,704,118
United States of America - 1.7%
Cummins, Inc.	100,000	3,521,000
CVS Caremark Corp.	43,600	1,389,532
Express Scripts, Inc. (a)	9,900	680,625
Union Pacific Corp.	54,400	2,832,064
Wyeth	19,400	880,566
TOTAL UNITED STATES OF AMERICA		9,303,787
TOTAL COMMON STOCKS (Cost $619,582,474)		523,846,448
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Henkel AG & Co. KGaA (Cost $1,671,324)	54,800	1,708,775
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.40% (b)	4,615,177	4,615,177
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,701,839	10,701,839
TOTAL MONEY MARKET FUNDS (Cost $15,317,016)		15,317,016
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,248,000)	$ 2,248,001	2,248,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $638,818,814)		543,120,239
NET OTHER ASSETS - (1.3)%		(6,983,807)
NET ASSETS - 100%		$ 536,136,432
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,248,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 300,946
Deutsche Bank Securities, Inc.	266,855
ING Financial Markets LLC	98,835
J.P. Morgan Securities, Inc.	1,383,694
Mizuho Securities USA, Inc.	98,835
Morgan Stanley & Co., Inc.	98,835
$ 2,248,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,907
Fidelity Securities Lending Cash Central Fund	560,742
Total	$ 626,649
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation at the end of this listing.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 113,704,118	$ 61,836,581	$ 51,867,537	$ -
Japan	106,711,425	67,725,827	38,985,598	-
France	59,010,984	42,699,022	16,311,962	-
Germany	42,495,341	28,145,202	14,350,139	-
Switzerland	38,358,769	32,787,617	5,571,152	-
Netherlands	21,215,887	20,060,738	1,155,149	-
Spain	19,454,409	3,921,959	15,532,450	-
Italy	13,915,250	9,499,618	4,415,632	-
Hong Kong	11,098,257	9,255,657	1,842,600	-
Other	99,590,783	92,799,428	6,791,355	-
Cash Equivalents	2,248,000	-	2,248,000	-
Money Market Funds	15,317,016	15,317,016	-	-
Total Investments in Securities:	$ 543,120,239	$ 384,048,665	$ 159,071,574	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $640,131,165. Net unrealized depreciation aggregated $97,010,926, of which $45,336,376 related to appreciated investment securities and $142,347,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Materials
Central Fund

June 30, 2009

1.851903.102

MTCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BUILDING PRODUCTS - 1.7%
Building Products - 1.7%
Masco Corp.	337,100	$ 3,229,418
CHEMICALS - 51.4%
Commodity Chemicals - 5.0%
Celanese Corp. Class A	391,622	9,301,023
Diversified Chemicals - 17.3%
Akzo Nobel NV	9,069	398,933
Ashland, Inc.	112,400	3,152,820
Cabot Corp.	103,700	1,304,546
Dow Chemical Co.	762,182	12,301,617
E.I. du Pont de Nemours & Co.	503,149	12,890,677
Solutia, Inc. (a)	403,538	2,324,379
		32,372,972
Fertilizers & Agricultural Chemicals - 9.9%
Agrium, Inc.	18,100	722,848
Monsanto Co.	155,532	11,562,249
Terra Industries, Inc.	74,200	1,797,124
The Mosaic Co.	103,100	4,567,330
		18,649,551
Industrial Gases - 10.3%
Air Products & Chemicals, Inc.	139,800	9,029,682
Airgas, Inc.	95,700	3,878,721
Praxair, Inc.	90,359	6,421,814
		19,330,217
Specialty Chemicals - 8.9%
Albemarle Corp.	145,582	3,722,532
Cytec Industries, Inc.	105,131	1,957,539
H.B. Fuller Co.	33,900	636,303
Lubrizol Corp.	38,294	1,811,689
OMNOVA Solutions, Inc. (a)	171,236	558,229
Rockwood Holdings, Inc. (a)	125,850	1,842,444
Valspar Corp.	35,800	806,574
W.R. Grace & Co. (a)	426,200	5,272,094
		16,607,404
TOTAL CHEMICALS		96,261,167
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Commercial Printing - 0.5%
R.R. Donnelley & Sons Co.	82,400	957,488
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 4.4%
Construction Materials - 4.4%
CRH PLC	40,900	$ 935,138
Eagle Materials, Inc.	64,800	1,635,552
Martin Marietta Materials, Inc.	35,500	2,800,240
Texas Industries, Inc.	17,100	536,256
Vulcan Materials Co.	53,400	2,301,540
		8,208,726
CONTAINERS & PACKAGING - 10.2%
Metal & Glass Containers - 5.7%
Ball Corp.	65,300	2,948,948
Crown Holdings, Inc. (a)	87,512	2,112,540
Greif, Inc. Class A	28,500	1,260,270
Owens-Illinois, Inc. (a)	157,200	4,403,172
		10,724,930
Paper Packaging - 4.5%
Packaging Corp. of America	108,900	1,764,180
Rock-Tenn Co. Class A	46,936	1,791,078
Temple-Inland, Inc.	367,826	4,825,877
		8,381,135
TOTAL CONTAINERS & PACKAGING		19,106,065
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Bunge Ltd.	13,800	831,450
Corn Products International, Inc.	40,900	1,095,711
		1,927,161
HOUSEHOLD DURABLES - 0.4%
Homebuilding - 0.4%
Centex Corp.	85,100	719,946
MARINE - 0.6%
Marine - 0.6%
Ultrapetrol (Bahamas) Ltd. (a)	240,900	1,067,187
METALS & MINING - 24.6%
Diversified Metals & Mining - 8.7%
Anglo American PLC (United Kingdom)	35,100	1,018,329
BHP Billiton PLC	45,400	1,018,769
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	265,163	$ 13,287,319
Teck Resources Ltd. Class B (sub. vtg.)	57,300	913,864
		16,238,281
Gold - 6.9%
Agnico-Eagle Mines Ltd. (Canada)	36,700	1,933,289
AngloGold Ashanti Ltd. sponsored ADR	17,200	630,036
Harmony Gold Mining Co. Ltd. (a)	62,000	640,157
Newcrest Mining Ltd.	113,090	2,779,968
Newmont Mining Corp.	90,700	3,706,909
Randgold Resources Ltd. sponsored ADR	31,115	1,996,650
Yamana Gold, Inc.	149,000	1,324,615
		13,011,624
Precious Metals & Minerals - 0.8%
Impala Platinum Holdings Ltd.	67,727	1,496,994
Steel - 8.2%
Commercial Metals Co.	110,700	1,774,521
Nucor Corp.	165,900	7,370,937
Reliance Steel & Aluminum Co.	76,900	2,952,191
Steel Dynamics, Inc.	220,300	3,245,019
		15,342,668
TOTAL METALS & MINING		46,089,567
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 1.2%
Foundation Coal Holdings, Inc.	32,700	919,197
Massey Energy Co.	64,978	1,269,670
		2,188,867
PAPER & FOREST PRODUCTS - 2.5%
Forest Products - 2.5%
Weyerhaeuser Co.	155,000	4,716,650
TOTAL COMMON STOCKS (Cost $192,183,102)		184,472,242
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $2,230,420)	2,230,420	$ 2,230,420
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $194,413,522)		186,702,662
NET OTHER ASSETS - 0.3%		603,207
NET ASSETS - 100%		$ 187,305,869
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,179
Fidelity Securities Lending Cash Central Fund	46,680
Total	$ 96,859
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 719,946	$ 719,946	$ -	$ -
Consumer Staples	1,927,161	1,927,161	-	-
Energy	2,188,867	2,188,867	-	-
Industrials	5,254,093	5,254,093	-	-
Materials	174,382,175	173,742,018	640,157	-
Money Market Funds	2,230,420	2,230,420	-	-
Total Investments in Securities:	$ 186,702,662	$ 186,062,505	$ 640,157	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $200,223,579. Net unrealized depreciation aggregated $13,520,917, of which $18,900,290 related to appreciated investment securities and $32,421,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Telecom Services
Central Fund

June 30, 2009

1.851904.102

TSCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)	2,600	$ 22,724
F5 Networks, Inc. (a)	400	13,836
Infinera Corp. (a)	33,600	306,768
Juniper Networks, Inc. (a)	300	7,080
Polycom, Inc. (a)	400	8,108
Sandvine Corp. (a)	2,700	3,087
Starent Networks Corp. (a)	150,700	3,678,587
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,600	123,228
		4,163,418
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,100	156,673
Computer Storage & Peripherals - 0.1%
Isilon Systems, Inc. (a)	31,300	132,712
NetApp, Inc. (a)	300	5,916
		138,628
TOTAL COMPUTERS & PERIPHERALS		295,301
DIVERSIFIED TELECOMMUNICATION SERVICES - 53.3%
Alternative Carriers - 4.2%
Cable & Wireless PLC	5,367	11,752
Cogent Communications Group, Inc. (a)	35,600	290,140
Global Crossing Ltd. (a)	184,600	1,694,628
Iliad Group SA	800	77,586
Level 3 Communications, Inc. (a)	758,037	1,144,636
PAETEC Holding Corp. (a)	39,000	105,300
tw telecom, inc. (a)	356,400	3,660,228
		6,984,270
Integrated Telecommunication Services - 49.1%
AT&T, Inc.	1,316,132	32,692,718
Cbeyond, Inc. (a)(d)	101,900	1,462,265
China Telecom Corp. Ltd. sponsored ADR	57,000	2,836,320
China Unicom (Hong Kong) Ltd. sponsored ADR	210,900	2,813,406
Cincinnati Bell, Inc. (a)	154,200	437,928
Consolidated Communications Holdings, Inc.	39,300	460,203
Deutsche Telekom AG (Reg.)	400	4,720
Embarq Corp.	1,800	75,708
FairPoint Communications, Inc.	6,204	3,722
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
France Telecom SA	76,000	$ 1,729,084
NTELOS Holdings Corp.	19,551	360,129
PT Telkomunikasi Indonesia Tbk Series B	194,000	142,542
Qwest Communications International, Inc. (d)	1,540,200	6,391,830
Telecom Italia SpA sponsored ADR	9,700	133,472
Telefonica SA	600	13,624
Telefonica SA sponsored ADR	38,200	2,593,398
Telenor ASA (a)	1,800	13,838
Telenor ASA sponsored ADR	1,100	25,355
Telkom SA Ltd.	900	4,433
Verizon Communications, Inc.	931,170	28,614,854
Vimpel Communications sponsored ADR	2,000	23,540
Windstream Corp.	2,596	21,703
		80,854,792
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		87,839,062
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Equinix, Inc. (a)	6,910	502,633
Google, Inc. Class A (sub. vtg.) (a)	100	42,159
SAVVIS, Inc.	14,900	170,754
		715,546
MEDIA - 7.5%
Cable & Satellite - 7.5%
Comcast Corp. Class A	281,700	4,081,833
Liberty Global, Inc. Class A (a)	200	3,178
The DIRECTV Group, Inc. (a)(d)	187,300	4,628,183
Virgin Media, Inc.	382,500	3,576,375
		12,289,569
SOFTWARE - 1.5%
Application Software - 1.5%
Gameloft (a)	434,489	1,615,063
Nuance Communications, Inc. (a)	300	3,627
OnMobile Global Ltd. (a)	88,195	803,729
Synchronoss Technologies, Inc. (a)	1,405	17,239
		2,439,658
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	78,700	$ 98,375
TOTAL SOFTWARE		2,538,033
WIRELESS TELECOMMUNICATION SERVICES - 29.3%
Wireless Telecommunication Services - 29.3%
America Movil SAB de CV Series L sponsored ADR	1,200	46,464
American Tower Corp. Class A (a)	269,600	8,500,488
Clearwire Corp. Class A (a)(d)	274,900	1,520,197
Crown Castle International Corp. (a)	105,500	2,534,110
Idea Cellular Ltd. (a)	15,887	23,722
Leap Wireless International, Inc. (a)(d)	43,750	1,440,688
MetroPCS Communications, Inc. (a)	34,450	458,530
MTN Group Ltd.	368,700	5,656,603
NII Holdings, Inc. (a)	65,100	1,241,457
NTT DoCoMo, Inc.	86	125,787
Orascom Telecom Holding SAE unit	300	7,980
PT Indosat Tbk	11,200	5,459
Rogers Communications, Inc. Class B (non-vtg.)	500	12,854
SBA Communications Corp. Class A (a)	126,100	3,094,494
Sprint Nextel Corp. (a)	4,102,339	19,732,251
Syniverse Holdings, Inc. (a)	21,800	349,454
Telephone & Data Systems, Inc.	10,600	299,980
Virgin Mobile USA, Inc. Class A (a)	900	3,618
Vivo Participacoes SA sponsored ADR	800	15,152
Vodafone Group PLC sponsored ADR	158,700	3,093,063
		48,162,351
TOTAL COMMON STOCKS (Cost $149,183,895)		156,003,280
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.40% (b)	8,484,547	8,484,547
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	12,772,425	12,772,425
TOTAL MONEY MARKET FUNDS (Cost $21,256,972)		21,256,972
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,000)	$ 2,000	$ 2,000
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $170,442,867)		177,262,252
NET OTHER ASSETS - (7.6)%		(12,566,657)
NET ASSETS - 100%		$ 164,695,595
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 268
Deutsche Bank Securities, Inc.	237
ING Financial Markets LLC	88
J.P. Morgan Securities, Inc.	1,231
Mizuho Securities USA, Inc.	88
Morgan Stanley & Co., Inc.	88
$ 2,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,612
Fidelity Securities Lending Cash Central Fund	184,604
Total	$ 204,216
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,289,569	$ 12,289,569	$ -	$ -
Information Technology	7,712,298	7,712,298	-	-
Telecommunication Services	136,001,413	134,128,198	1,873,215	-
Cash Equivalents	2,000	-	2,000	-
Money Market Funds	21,256,972	21,256,972	-	-
Total Investments in Securities	$ 177,262,252	$ 175,387,037	$ 1,875,215	$ -
Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $176,107,118. Net unrealized appreciation aggregated $1,155,134, of which $18,533,425 related to appreciated investment securities and $17,378,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Utilities
Central Fund

June 30, 2009

1.851905.102

UTCIP-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
ELECTRIC UTILITIES - 54.6%
Electric Utilities - 54.6%
American Electric Power Co., Inc.	759,100	$ 21,930,398
Entergy Corp.	105,300	8,162,856
Exelon Corp.	286,318	14,662,345
FirstEnergy Corp.	408,600	15,833,250
FPL Group, Inc.	221,194	12,577,091
NV Energy, Inc.	434,200	4,685,018
Pinnacle West Capital Corp.	168,300	5,074,245
Southern Co.	251,600	7,839,856
		90,765,059
GAS UTILITIES - 2.1%
Gas Utilities - 2.1%
EQT Corp.	100,800	3,518,928
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 18.6%
Independent Power Producers & Energy Traders - 18.6%
AES Corp.	401,591	4,662,472
Black Hills Corp.	16,385	376,691
Calpine Corp. (a)	147,500	1,644,625
Constellation Energy Group, Inc.	483,700	12,856,746
NRG Energy, Inc. (a)	340,300	8,834,188
RRI Energy, Inc. (a)	526,199	2,636,257
		31,010,979
MULTI-UTILITIES - 23.9%
Multi-Utilities - 23.9%
CenterPoint Energy, Inc.	818,400	9,067,872
CMS Energy Corp.	348,000	4,203,840
PG&E Corp.	207,200	7,964,768
Sempra Energy	213,500	10,596,005
TECO Energy, Inc.	662,335	7,901,657
		39,734,142
TOTAL COMMON STOCKS (Cost $161,608,624)		165,029,108
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $461,978)	461,978	$ 461,978
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $162,070,602)		165,491,086
NET OTHER ASSETS - 0.5%		783,545
NET ASSETS - 100%		$ 166,274,631
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,517
Fidelity Securities Lending Cash Central	8,201
Total	$ 41,718
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $169,039,401. Net unrealized depreciation aggregated $3,548,315, of which $10,830,219 related to appreciated investment securities and $14,378,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009